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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08716

Evergreen Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen VA Balanced Fund, Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund and Evergreen VA Strategic Income Fund, for the quarter ended September 30, 2005. These nine series have a December 31 fiscal year end.

Date of reporting period:        September 30, 2005

Item 1 – Schedule of Investments

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
FIXED-RATE 4.5%
FNMA:
3.62%, 06/01/2010	$565,000	$538,057
4.87%, 05/01/2013	527,737	527,969
5.50%, 04/01/2034	663,566	664,081
5.70%, 10/01/2008	836,464	855,716
6.20%, 01/01/2011	370,241	391,311
6.73%, 08/01/2009	1,003,484	1,060,061

Total Agency Commercial Mortgage-Backed Securities (cost $4,087,474)		4,037,195

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.2%
FIXED-RATE 5.2%
FHLMC:
Ser. 2635, Class NJ, 3.00%, 03/15/2017	336,027	319,240
Ser. 2718, Class MR, 4.00%, 08/15/2013	289,673	287,325
Ser. 2750, Class DB, 4.50%, 05/15/2015	415,000	412,770
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	423,920
Ser. 2876, Class PD, 5.50%, 01/15/2028	370,000	372,649
Ser. 2894, Class QC, 5.50%, 05/15/2030	395,000	397,510
Ser. 2957, Class KP, 5.50%, 07/15/2028	285,000	286,986
Ser. 2958, Class MC, 5.50%, 11/15/2028	325,000	327,266
Ser. 2962, Class XB, 5.50%, 05/15/2029	675,000	679,686
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	426,696	437,832
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	425,000	422,495
Ser. 2004-61, Class EQ, 5.50%, 01/25/2033	335,000	337,309

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $4,759,731)		4,704,988

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 4.9%
FIXED-RATE 4.9%
FNMA:
4.50%, 04/01/2019 - 03/01/2020	824,873	808,403
4.50%, TBA #	365,000	357,472
4.73%, 07/01/2035	359,381	355,765
5.00%, TBA #	675,000	673,312
5.375%, 09/01/2035 	305,000	305,427
5.50%, 02/01/2035 - 09/01/2035	592,893	593,186
5.84%, 12/01/2008	642,347	657,991
6.50%, 07/01/2032 - 08/01/2032	334,565	344,905
7.50%, 12/01/2030	114,304	121,182
GNMA, 3.50%, 08/20/2029 - 09/20/2029	196,643	198,758

Total Agency Mortgage-Backed Pass Through Securities (cost $4,443,908)		4,416,401

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FNMA, Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043 (cost $344,353)	350,000	337,040

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.6%
FNMA:
Ser. 2003-34, Class A1, 6.00%, 04/25/2043	286,001	290,743
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	279,014	284,665

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $585,874)		575,408

ASSET-BACKED SECURITIES 1.0%
Credit-Based Asset Servicing & Securitization, Ser. 2004-CB6, Class AF2, 4.06%, 07/25/2035	205,000	202,506
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	555,000	557,926
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	116,931	116,715

Total Asset-Backed Securities (cost $884,160)		877,147

[1]

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%
FIXED-RATE 3.7%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	$287,075	$292,682
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	372,588	360,226
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	358,320	348,625
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	335,000	346,976
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	377,244
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	430,000	433,826
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	360,000	354,250
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035	440,000	438,264
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C16, Class A4, 4.85%, 10/15/2041	370,000	365,749

Total Commercial Mortgage-Backed Securities (cost $3,335,723)		3,317,842

CORPORATE BONDS 6.4%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	125,000	90,312

Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	200,000	235,022

CONSUMER STAPLES 0.5%
Beverages 0.5%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 ¤	1,000,000	444,769

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	175,000	204,327

FINANCIALS 3.2%
Capital Markets 1.4%
Bank of New York Co., Inc., 7.30%, 12/01/2009	450,000	493,570
Merrill Lynch & Co., Inc., MTN, 3.125%, 07/15/2008	400,000	384,477
Morgan Stanley, 3.875%, 01/15/2009	400,000	390,206

		1,268,253

Commercial Banks 0.2%
U.S. Bancorp, 6.375%, 08/01/2011	200,000	215,745

Consumer Finance 0.9%
General Electric Capital Corp., MTN, 6.125%, 02/22/2011	200,000	212,359
HSBC Finance Corp., 6.40%, 06/17/2008	290,000	302,690
Sprint Capital Corp., 6.875%, 11/15/2028	255,000	282,544

		797,593

Insurance 0.3%
American International Group, Inc., 4.70%, 10/01/2010 144A	250,000	248,953

Real Estate 0.4%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	150,000	149,550
Duke Realty Corp., REIT, 3.35%, 01/15/2008	250,000	241,110

		390,660

HEALTH CARE 0.3%
Pharmaceuticals 0.3%
Merck & Co., Inc., 4.75%, 03/01/2015	225,000	217,115

INDUSTRIALS 0.8%
Aerospace & Defense 0.4%
Boeing Co., 6.625%, 02/15/2038	300,000	352,528

[2]

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.4%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	$350,000	$381,352

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Cingular Wireless, 8.125%, 05/01/2012	150,000	176,131

UTILITIES 0.8%
Electric Utilities 0.4%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	326,584

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. B, 5.375%, 11/01/2006	400,000	403,151

Total Corporate Bonds (cost $5,434,422)		5,752,495

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Bonds, 6.00%, 02/15/2026	1,960,000	2,312,189
U.S. Treasury Notes:
2.75%, 08/15/2007	1,345,000	1,311,481
3.375%, 11/15/2008	770,000	751,863
TIPS, 3.375%, 01/15/2007	203,465	210,483

Total U.S. Treasury Obligations (cost $4,525,416)		4,586,016

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
FIXED-RATE 2.3%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A7, 4.80%, 05/25/2035	380,000	374,791
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A5B, 4.63%, 03/20/2010	285,000	278,953
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	380,000	373,534
Ser. 2005-AR12, Class 1A4, 4.85%, 10/25/2035	345,000	340,580
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-DD, Class 2A6, 4.53%, 01/25/2035	395,000	387,541
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	375,000	361,503

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $2,133,088)		2,116,902

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.0%
FIXED-RATE 1.0%
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035 	300,000	295,770
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.65%, 03/25/2035	329,012	325,507
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.56%, 02/25/2035	324,914	320,167

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $948,282)		941,444

	Shares	Value

COMMON STOCKS 62.7%
CONSUMER DISCRETIONARY 7.0%
Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	7,900	357,870
eBay, Inc. *	9,300	383,160

		741,030

Media 2.2%
Comcast Corp., Class A *	19,837	570,909
News Corp., Class A	20,330	316,945
Omnicom Group, Inc.	7,400	618,862
Time Warner, Inc.	26,796	485,275

		1,991,991

[3]

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.2%
J.C. Penney Co., Inc.	11,662	$553,012
Nordstrom, Inc.	16,000	549,120

		1,102,132

Specialty Retail 2.1%
Best Buy Co., Inc.	14,400	626,832
Chico’s FAS, Inc. *	16,500	607,200
Lowe’s Cos	10,239	659,392

		1,893,424

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc. *	10,700	335,552
NIKE, Inc., Class B	3,600	294,048

		629,600

CONSUMER STAPLES 4.9%
Beverages 1.2%
Diageo plc, ADR þ	8,200	475,682
PepsiCo, Inc.	9,983	566,136

		1,041,818

Food & Staples Retailing 1.0%
BJ’s Wholesale Club, Inc. *	9,800	272,440
Wal-Mart Stores, Inc.	15,210	666,502

		938,942

Food Products 0.3%
General Mills, Inc.	6,348	305,974

Household Products 1.3%
Colgate-Palmolive Co.	8,764	462,652
Procter & Gamble Co.	11,368	675,941

		1,138,593

Tobacco 1.1%
Altria Group, Inc.	13,379	986,166

ENERGY 7.3%
Energy Equipment & Services 1.2%
Schlumberger, Ltd.	8,541	720,689
Weatherford International, Ltd. *	5,500	377,630

		1,098,319

Oil, Gas & Consumable Fuels 6.1%
Apache Corp.	8,700	654,414
BP plc, ADR	9,017	638,855
ConocoPhillips	7,200	503,352
Exxon Mobil Corp.	35,823	2,276,193
Massey Energy Co.	3,500	178,745
Occidental Petroleum Corp.	4,158	355,218
Peabody Energy Corp.	5,188	437,608
XTO Energy, Inc.	8,800	398,816

		5,443,201

FINANCIALS 11.7%
Capital Markets 3.4%
Bank of New York Co.	13,903	408,887
Goldman Sachs Group, Inc.	5,000	607,900
Legg Mason, Inc.	4,098	449,510
Merrill Lynch & Co., Inc.	7,050	432,517
[4]

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley	8,628	$465,394
State Street Corp.	7,280	356,138
T. Rowe Price Group, Inc.	5,000	326,500

		3,046,846

Commercial Banks 2.5%
Bank of America Corp.	27,541	1,159,476
U.S. Bancorp	19,143	537,536
Wells Fargo & Co.	9,463	554,248

		2,251,260

Consumer Finance 1.0%
American Express Co.	8,720	500,877
Capital One Financial Corp.	4,372	347,661

		848,538

Diversified Financial Services 2.8%
Citigroup, Inc.	39,614	1,803,229
JPMorgan Chase & Co.	22,024	747,275

		2,550,504

Insurance 1.8%
American International Group, Inc.	12,101	749,778
Hartford Financial Services Group, Inc.	5,308	409,618
Prudential Financial, Inc.	6,837	461,908

		1,621,304

Real Estate 0.2%
Global Signal, Inc. REIT	4,457	199,406

HEALTH CARE 9.2%
Biotechnology 1.2%
Amgen, Inc. *	5,086	405,201
Biogen Idec, Inc. *	11,400	450,072
Genentech, Inc. *	2,751	231,662

		1,086,935

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	14,762	588,561
Medtronic, Inc.	12,226	655,558
Stryker Corp.	4,000	197,720
Zimmer Holdings, Inc. *	3,900	268,671

		1,710,510

Health Care Providers & Services 1.9%
Aetna, Inc.	9,800	844,172
Caremark Rx, Inc. *	12,800	639,104
WellPoint, Inc. *	3,400	257,788

		1,741,064

Pharmaceuticals 4.2%
Abbott Laboratories	10,577	448,465
Bristol-Myers Squibb Co.	11,827	284,558
Eli Lilly & Co.	5,500	294,360
Johnson & Johnson	16,258	1,028,806
Pfizer, Inc.	44,804	1,118,756
Wyeth	13,326	616,594

		3,791,539

[5]

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 5.6%
Aerospace & Defense 0.8%
Lockheed Martin Corp.	11,500	$701,960

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	7,485	517,438

Commercial Services & Supplies 0.3%
Cintas Corp.	7,200	295,560

Electrical Equipment 0.4%
Rockwell Automation, Inc.	6,466	342,052

Industrial Conglomerates 2.9%
General Electric Co.	59,853	2,015,251
Tyco International, Ltd.	20,590	573,431

		2,588,682

Machinery 0.6%
Deere & Co.	4,771	291,985
Pall Corp.	9,800	269,500

		561,485

INFORMATION TECHNOLOGY 10.8%
Communications Equipment 2.5%
Cisco Systems, Inc. *	22,878	410,203
Corning, Inc. *	22,528	435,466
Motorola, Inc.	33,400	737,806
QUALCOMM, Inc.	14,700	657,825

		2,241,300

Computers & Peripherals 1.5%
Hewlett-Packard Co.	16,000	467,200
International Business Machines Corp.	5,738	460,302
Lexmark International, Inc., Class A *	6,500	396,825

		1,324,327

Internet Software & Services 0.8%
Google, Inc., Class A *	1,200	379,752
Yahoo!, Inc. *	8,800	297,792

		677,544

IT Services 0.5%
Accenture, Ltd., Class A *	19,000	483,740

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp. *	39,685	758,380
Intel Corp.	20,601	507,815
Texas Instruments, Inc.	27,644	937,131

		2,203,326

Software 3.1%
Cadence Design Systems, Inc. *	22,900	370,064
Computer Associates International, Inc.	90	2,503
Microsoft Corp.	60,927	1,567,652
Oracle Corp. *	72,129	893,678

		2,833,897

MATERIALS 2.3%
Chemicals 1.2%
Air Products & Chemicals, Inc.	8,200	452,148
Dow Chemical Co.	7,281	303,399
PPG Industries, Inc.	5,700	337,383

		1,092,930

[6]

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.8%
Alcoa, Inc.	10,489	$256,142
Phelps Dodge Corp.	3,653	474,634

		730,776

Paper & Forest Products 0.3%
Weyerhaeuser Co.	4,300	295,625

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.7%
SBC Communications, Inc.	16,312	390,998
Verizon Communications, Inc.	8,665	283,259

		674,257

Wireless Telecommunication Services 1.1%
Alltel Corp.	8,525	555,063
Sprint Nextel Corp.	17,064	405,782

		960,845

UTILITIES 2.1%
Electric Utilities 0.7%
DPL, Inc.	11,946	332,099
Exelon Corp.	5,731	306,264

		638,363

Independent Power Producers & Energy Traders 0.4%
TXU Corp.	3,720	419,914

Multi-Utilities 1.0%
MDU Resources Group, Inc.	11,324	403,701
PG&E Corp.	12,030	472,177

		875,878

Total Common Stocks (cost $47,578,660)		56,618,995

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen Institutional
U.S. Government Money Market Fund ø ##	2,608,387	2,608,387
Navigator Prime Portfolio þþ	485,850	485,850

Total Short-Term Investments (cost $3,094,237)		3,094,237

Total Investments (cost $82,155,328) 101.3%		91,376,110
Other Assets and Liabilities (1.3%)		(1,173,645)

Net Assets 100.0%		$90,202,465

#	When-issued or delayed delivery security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
þþ	Represents investment of cash collateral received from securities on loan.

[7]

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $83,154,896. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,773,758 and $1,552,544, respectively, with a net unrealized appreciation of $8,221,214.

[8]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.1%
FIXED-RATE 7.1%
FNMA:
4.43%, 08/01/2009	$250,000	$247,966
4.59%, 06/01/2011	367,241	363,505
4.96%, 11/01/2008	396,871	397,721
5.95%, 01/01/2009	228,154	234,655
6.01%, 02/01/2012	327,313	346,149
6.20%, 01/01/2011 - 05/01/2011	575,886	610,539
6.32%, 01/01/2011	371,360	394,060
7.07%, 11/01/2006	236,459	239,592
7.29%, 12/01/2010	136,548	150,388

Total Agency Commercial Mortgage-Backed Securities (cost $3,077,528)		2,984,575

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 12.5%
FIXED-RATE 12.5%
FHLMC:
Ser. 2427, Class LW, 6.00%, 03/15/2017	220,000	226,789
Ser. 2709, Class PC, 5.00%, 09/15/2018	390,000	392,740
Ser. 2750, Class DB, 4.50%, 05/15/2015	220,000	218,818
Ser. 2752, Class PE, 5.00%, 02/15/2028	240,000	239,391
Ser. 2760, Class EA, 4.50%, 04/15/2013	217,398	217,139
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	229,077
Ser. 2808, Class PE, 5.50%, 01/15/2029	295,000	297,748
Ser. 2912, Class EC, 5.50%, 02/15/2030	310,000	315,353
Ser. 2957, Class KP, 5.50%, 07/15/2028	255,000	256,777
Ser. 2958, Class MC, 5.50%, 11/15/2028	320,000	322,231
Ser. 2962, Class XB, 5.50%, 05/15/2029	345,000	347,395
Ser. 2984, Class NC, 5.50%, 09/15/2031	405,000	407,169
FNMA:
Ser. 2002-5, Class PJ, 6.00%, 10/25/2021	245,000	252,109
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	220,000	226,428
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	265,000	263,438
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	312,997
Ser. 2004-61, Class EQ, 5.50%, 01/25/2033	395,000	397,723
Ser. 2005-25, Class PC, 5.50%, 07/25/2028	335,000	336,817

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $5,322,192)		5,260,139

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 12.6%
FIXED-RATE 12.6%
FHLMC:
4.50%, 05/01/2034	282,355	269,023
6.50%, 09/01/2019	316,274	326,854
FNMA:
4.50%, 04/01/2019 - 01/01/2020	346,086	339,249
4.50%, TBA #	530,000	519,069
4.73%, 07/01/2035	369,364	365,648
4.84%, 06/01/2035	304,480	304,136
5.00%, TBA #	995,000	983,110
5.10%, TBA # 	330,000	329,274
5.375%, 09/01/2035 	355,000	355,497
5.50%, 05/01/2034 - 02/01/2035	469,339	469,703
5.50%, TBA #	270,000	269,916
6.24%, 12/01/2008	451,502	466,500
6.50%, 07/01/2032 - 08/01/2032	188,752	194,542
7.00%, 06/01/2032	22,616	23,681
GNMA, 3.50%, 09/20/2029 - 07/20/2030	81,629	82,330

Total Agency Mortgage-Backed Pass Through Securities (cost $5,341,926)		5,298,532

[1]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.8%
FNMA:
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	$360,000	$362,034
Ser. 2004-T3, Class 1A1, 6.00%, 02/25/2044	400,313	405,345
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	410,000	412,089

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $1,203,607)		1,179,468

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.4%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	209,134	215,664
FNMA:
Ser. 2004-T1, Class 1A2, 6.50%, 01/25/2044	200,299	206,442
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044	230,980	238,058
Ser. 2005-W1, Class 1A1, 6.00%, 10/25/2044	346,437	353,090

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $1,029,656)		1,013,254

ASSET-BACKED SECURITIES 4.6%
Ameriquest Mtge. Securities, Inc., Ser. 2003-8, Class AF3, 4.37%, 10/25/2033	305,000	304,345
Harborview Mtge. Loan Trust, Ser. 2005-1, Class 2A1A, FRN, 4.06%, 02/19/2035	272,274	271,896
IndyMac Index Mtge. Loan Trust, Ser. 2004-AR8, Class 2A2A, 4.23%, 11/25/2034 	196,027	196,149
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	196,450	197,209
Ser. 2004-RS4, Class AI3, 4.00%, 01/25/2030	285,000	283,606
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	54,957	54,856
Washington Mutual, Inc., Ser. 2005-AR6, Class 2AB3, FRN, 4.10%, 04/25/2045	317,499	316,930
Wells Fargo Home Equity Trust, Ser. 2004-2, Class AI2, 3.45%, 09/25/2034	310,000	305,563

Total Asset-Backed Securities (cost $1,945,528)		1,930,554

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.7%
FIXED-RATE 10.7%
American Home Mtge. Investment Trust, Ser. 2005-3, Class 2A4, 4.85%, 09/25/2035 	390,000	385,632
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	280,084	289,900
Citigroup Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 5.46%, 04/15/2040	215,000	221,219
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	225,811	218,319
Ser. 2004-LB3A, Class A5, 5.44%, 07/10/2037	305,000	313,263
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	485,000	480,529
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	367,995	353,073
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	290,000	300,367
Ser. 2004-PNC1, Class A4, 5.55%, 06/12/2041	355,000	365,967
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	143,214	148,315
Ser. 2003-C7, Class A4, 1.00%, 09/15/2035	420,000	419,526
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	269,096
Ser. 2003-LQ4, Class A2, 4.07%, 05/15/2040	440,000	416,869
Morgan Stanley Dean Witter, Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	325,000	325,011

Total Commercial Mortgage-Backed Securities (cost $4,584,603)		4,507,086

CORPORATE BONDS 17.1%
CONSUMER DISCRETIONARY 1.8%
Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	150,000	108,375

Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	50,000	51,962
Time Warner, Inc., 7.625%, 04/15/2031	275,000	323,155

		375,117

[2]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.7%
May Department Stores Co., 7.45%, 09/15/2011	$250,000	$278,663

CONSUMER STAPLES 0.7%
Beverages 0.7%
Pepsi Bottling Group, Inc., 5.00%, 11/15/2013	300,000	305,086

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	150,000	175,138

FINANCIALS 9.6%
Capital Markets 1.6%
Goldman Sachs Group, Inc., 3.875%, 01/15/2009	200,000	195,169
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	158,113
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	150,000	144,179
Morgan Stanley, 3.875%, 01/15/2009	200,000	195,103

		692,564

Commercial Banks 2.8%
Bank of America Corp., 4.375%, 12/01/2010	160,000	157,237
National City Corp., 4.50%, 03/15/2010	300,000	297,756
Northern Trust Corp., 7.10%, 08/01/2009	200,000	216,270
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	215,489
Wells Fargo & Co., 4.20%, 01/15/2010	300,000	294,378

		1,181,130

Consumer Finance 2.9%
American General Finance Corp., 4.50%, 11/15/2007	175,000	174,461
Caterpillar Financial Services, 3.70%, 08/15/2008	300,000	292,924
General Electric Capital Corp., MTN, 6.125%, 02/22/2011	175,000	185,815
HSBC Finance Corp.:
4.125%, 11/16/2009	150,000	146,215
4.625%, 09/15/2010	150,000	148,239
Sprint Capital Corp., 6.875%, 11/15/2028	260,000	288,084

		1,235,738

Insurance 0.7%
American International Group, Inc., 4.70%, 10/01/2010 144A	275,000	273,848

Real Estate 1.0%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	150,000	149,550
BRE Properties, Inc., 7.125%, 02/15/2013	50,000	55,270
Duke Realty Corp., REIT, 7.05%, 03/01/2006	100,000	100,605
EOP Operating, LP, 6.75%, 02/15/2008	100,000	104,198

		409,623

Thrifts & Mortgage Finance 0.6%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	248,986

HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Merck & Co., Inc., 4.75%, 03/01/2015	200,000	192,991

INDUSTRIALS 0.9%
Aerospace & Defense 0.2%
Boeing Co., 6.625%, 02/15/2038	55,000	64,630

Road & Rail 0.7%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	299,634

[3]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 0.8%
Metals & Mining 0.4%
Alcoa, Inc., 6.50%, 06/01/2011	$175,000	$189,914

Paper & Forest Products 0.4%
International Paper Co., 5.85%, 10/30/2012	150,000	154,012

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	146,350
SBC Communications, Inc., 4.125%, 09/15/2009	200,000	195,133
Verizon Communications, Inc., 5.875%, 01/17/2012	125,000	129,306

		470,789

UTILITIES 1.3%
Electric Utilities 0.5%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	54,164
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	150,731

		204,895

Gas Utilities 0.3%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	109,326

Multi-Utilities 0.5%
PG&E Corp., 6.05%, 03/01/2034	200,000	208,796

Total Corporate Bonds (cost $7,146,558)		7,179,255

U.S. TREASURY OBLIGATIONS 14.8%
U.S. Treasury Bonds, 6.00%, 02/15/2026	2,925,000	3,450,588
U.S. Treasury Notes:
2.75%, 08/15/2007	815,000	794,689
3.375%, 11/15/2008	1,095,000	1,069,208
4.875%, 02/15/2012	515,000	532,522
TIPS, 3.375%, 01/15/2007	357,605	369,940

Total U.S. Treasury Obligations (cost $6,167,818)		6,216,947

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.9%
FIXED-RATE 7.9%
Bank of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A7, 4.80%, 05/25/2035	335,000	330,408
Ser. 2005-E, Class 2A6, 4.72%, 02/25/2035	355,000	349,068
GSR Mtge. Loan Trust:
Ser. 2005-AR4, Class 3A5, 4.81%, 05/25/2034 	375,000	370,312
Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035 	395,000	389,430
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	245,000	237,285
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	310,000	301,578
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	335,000	329,299
Ser. 2005-AR10, Class 1A2, 4.85%, 09/25/2035	525,000	517,776
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	210,000	202,442
Ser. 2005-AR12, Class 2A5, 4.32%, 07/25/2035	330,000	321,601

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $3,378,909)		3,349,199

[4]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.5%
FIXED-RATE 2.2%
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.50%, 02/25/2035	$353,371	$348,192
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.66%, 03/25/2035	274,928	271,999
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.56%, 02/25/2035	320,401	315,720

		935,911

FLOATING-RATE 1.3%
IndyMac Index Mtge. Loan Trust, Ser. 2004-AR7, Class A2, 4.26%, 09/25/2034	195,449	195,994
Washington Mutual, Inc., Ser. 2004-AR12, Class A2A, 4.08%, 10/25/2044	326,454	327,637

		523,631

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $1,465,373)		1,459,542

YANKEE OBLIGATIONS-CORPORATE 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Alcan, Inc., 6.125%, 12/15/2033 (cost $117,166)	115,000	119,249

	Shares	Value

SHORT-TERM INVESTMENTS 8.6%
MUTUAL FUND SHARES 8.6%
Evergreen Institutional Money Market Fund ø ## (cost $3,639,458)	3,639,458	3,639,458

Total Investments (cost $44,420,322) 104.9%		44,137,258
Other Assets and Liabilities (4.9%)		(2,069,584)

Net Assets 100.0%		$42,067,674

#	When-issued or delayed delivery security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $44,451,602. The gross unrealized appreciation and depreciation on securities based on tax cost was $176,906 and $491,250, respectively, with a net unrealized depreciation of $314,344.

[5]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 10.9%
Internet & Catalog Retail 1.3%
Amazon.com, Inc. *	25,608	$1,160,042
eBay, Inc. *	28,849	1,188,579

		2,348,621

Media 3.3%
Comcast Corp., Class A	32,017	940,660
Comcast Corp., Special Class A	29,141	838,678
News Corp., Class A	62,851	979,847
Omnicom Group, Inc.	23,287	1,947,492
Time Warner, Inc.	84,718	1,534,243

		6,240,920

Multi-line Retail 2.0%
J.C. Penney Co., Inc.	42,293	2,005,534
Nordstrom, Inc.	48,850	1,676,532

		3,682,066

Specialty Retail 3.0%
Best Buy Co., Inc.	39,604	1,723,962
Chico’s FAS, Inc. *	51,016	1,877,389
Lowe’s Cos	30,653	1,974,053

		5,575,404

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc. *	32,000	1,003,520
NIKE, Inc., Class B	17,471	1,427,031

		2,430,551

CONSUMER STAPLES 7.8%
Beverages 1.6%
Diageo plc	63,939	918,834
Diageo plc, ADR	7,100	411,871
PepsiCo, Inc.	28,368	1,608,749

		2,939,454

Food & Staples Retailing 1.9%
BJ’s Wholesale Club, Inc. *	45,319	1,259,868
CVS Corp.	33,353	967,570
Wal-Mart Stores, Inc.	29,780	1,304,960

		3,532,398

Food Products 0.5%
General Mills, Inc.	20,033	965,591

Household Products 1.9%
Colgate-Palmolive Co.	26,995	1,425,066
Procter & Gamble Co.	35,844	2,131,284

		3,556,350

Tobacco 1.9%
Altria Group, Inc.	46,969	3,462,085

ENERGY 11.6%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	27,483	2,319,016
Weatherford International, Ltd.	17,284	1,186,719

		3,505,735

Oil, Gas & Consumable Fuels 9.7%
Apache Corp.	24,444	1,838,678
BP plc, ADR	40,365	2,859,860
[1]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
ConocoPhillips	29,870	$2,088,212
Exxon Mobil Corp.	111,454	7,081,787
Massey Energy Co.	17,227	879,783
Occidental Petroleum Corp.	13,383	1,143,310
Peabody Energy Corp.	9,746	822,075
XTO Energy, Inc.	29,254	1,325,791

		18,039,496

FINANCIALS 18.3%
Capital Markets 4.8%
Bank of New York Co.	46,662	1,372,329
Goldman Sachs Group, Inc.	11,001	1,337,502
Legg Mason, Inc.	13,309	1,459,864
Merrill Lynch & Co., Inc.	25,057	1,537,247
Morgan Stanley	17,698	954,630
State Street Corp.	28,584	1,398,329
T. Rowe Price Group, Inc.	14,486	945,936

		9,005,837

Commercial Banks 4.7%
Bank of America Corp.	85,963	3,619,042
U.S. Bancorp	65,322	1,834,242
Wells Fargo & Co.	39,157	2,293,426
Zions Bancorp	14,973	1,066,227

		8,812,937

Consumer Finance 1.3%
American Express Co.	27,604	1,585,574
Capital One Financial Corp.	10,982	873,288

		2,458,862

Diversified Financial Services 3.9%
Citigroup, Inc.	121,218	5,517,843
JPMorgan Chase & Co.	51,409	1,744,308

		7,262,151

Insurance 3.2%
American International Group, Inc.	31,269	1,937,427
Chubb Corp.	12,556	1,124,390
Hartford Financial Services Group, Inc.	17,182	1,325,935
Prudential Financial, Inc.	22,999	1,553,813

		5,941,565

Real Estate 0.4%
Global Signal, Inc. REIT	14,004	626,539

HEALTH CARE 14.1%
Biotechnology 1.8%
Amgen, Inc. *	15,456	1,231,380
Biogen Idec, Inc. *	36,004	1,421,438
Genentech, Inc. *	8,625	726,311

		3,379,129

Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	44,674	1,781,153
Medtronic, Inc.	36,739	1,969,945
Stryker Corp.	16,504	815,793
Zimmer Holdings, Inc. *	11,897	819,584

		5,386,475

[2]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 3.3%
Aetna, Inc.	32,530	$2,802,134
Caremark Rx, Inc. *	44,686	2,231,172
WellPoint, Inc. *	14,362	1,088,927

		6,122,233

Pharmaceuticals 6.1%
Abbott Laboratories	33,789	1,432,654
Bristol-Myers Squibb Co.	36,503	878,262
Eli Lilly & Co.	17,100	915,192
Johnson & Johnson	52,389	3,315,176
Pfizer, Inc.	128,496	3,208,545
Wyeth	34,416	1,592,428

		11,342,257

INDUSTRIALS 8.7%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	38,125	2,327,150

Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	19,927	1,377,554

Commercial Services & Supplies 0.5%
Cintas Corp.	22,921	940,907

Electrical Equipment 0.4%
Rockwell Automation, Inc.	14,947	790,696

Industrial Conglomerates 4.4%
General Electric Co.	192,004	6,464,774
Tyco International, Ltd.	59,222	1,649,333

		8,114,107

Machinery 1.4%
Deere & Co.	13,624	833,789
ITT Industries, Inc.	8,778	997,181
Pall Corp.	30,743	845,432

		2,676,402

INFORMATION TECHNOLOGY 16.6%
Communications Equipment 3.6%
Cisco Systems, Inc. *	65,416	1,172,909
Corning, Inc.	71,861	1,389,073
Motorola, Inc.	108,431	2,395,241
QUALCOMM, Inc.	41,138	1,840,925

		6,798,148

Computers & Peripherals 2.1%
Hewlett-Packard Co.	46,657	1,362,385
International Business Machines Corp.	16,174	1,297,478
Lexmark International, Inc., Class A *	20,597	1,257,447

		3,917,310

Internet Software & Services 0.9%
Google, Inc., Class A *	3,289	1,040,837
Yahoo!, Inc. *	20,191	683,263

		1,724,100

IT Services 0.9%
Accenture, Ltd., Class A *	66,594	1,695,483

[3]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 3.9%
Altera Corp. *	130,629	$2,496,320
Intel Corp.	58,819	1,449,889
Texas Instruments, Inc.	95,361	3,232,738

		7,178,947

Software 5.2%
Cadence Design Systems, Inc. *	71,882	1,161,613
Microsoft Corp.	189,105	4,865,672
Oracle Corp. *	296,988	3,679,681

		9,706,966

MATERIALS 3.6%
Chemicals 1.7%
Air Products & Chemicals, Inc.	26,586	1,465,952
Dow Chemical Co.	20,326	846,985
PPG Industries, Inc.	15,300	905,607

		3,218,544

Metals & Mining 1.3%
Alcoa, Inc.	37,732	921,415
Phelps Dodge Corp.	12,061	1,567,086

		2,488,501

Paper & Forest Products 0.6%
Weyerhaeuser Co.	15,761	1,083,569

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 1.2%
SBC Communications, Inc.	54,532	1,307,132
Verizon Communications, Inc.	25,225	824,605

		2,131,737

Wireless Telecommunication Services 1.6%
Alltel Corp.	26,534	1,727,629
Sprint Nextel Corp.	54,094	1,286,355

		3,013,984

UTILITIES 3.5%
Electric Utilities 1.4%
DPL, Inc.	43,721	1,215,444
Exelon Corp.	26,960	1,440,742

		2,656,186

Independent Power Producers & Energy Traders 0.8%
TXU Corp.	13,843	1,562,598

Multi-Utilities 1.3%
MDU Resources Group, Inc.	30,685	1,093,920
PG&E Corp.	31,412	1,232,921

		2,326,841

Total Common Stocks (cost $151,474,175)		182,346,386

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $3,384,603)	3,384,603	3,384,603

Total Investments (cost $154,858,778) 99.7%		185,730,989
Other Assets and Liabilities 0.3%		594,173

Net Assets 100.0%		$186,325,162

[4]

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $154,910,688. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,973,206 and $3,152,905, respectively, with a net unrealized appreciation of $30,820,301.

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 95.7%
CONSUMER DISCRETIONARY 13.4%
Automobiles 0.5%
Monaco Coach Corp.	30,614	$451,250

Diversified Consumer Services 0.7%
Steiner Leisure, Ltd. *	19,000	645,430

Hotels, Restaurants & Leisure 4.4%
Gaylord Entertainment Co. *	13,900	662,335
Great Wolf Resorts, Inc. *	29,700	307,098
P.F. Chang’s China Bistro, Inc. *	9,800	439,334
Penn National Gaming, Inc. *	26,660	829,392
Rare Hospitality International, Inc. *	20,760	533,532
Red Robin Gourmet Burgers, Inc. *	8,800	403,392
Shuffle Master, Inc. *	29,990	792,636

		3,967,719

Leisure Equipment & Products 2.0%
MarineMax, Inc. *	19,300	491,957
Marvel Entertainment, Inc. *	39,061	698,020
SCP Pool Corp.	17,875	624,374

		1,814,351

Media 0.2%
Radio One, Inc., Class D *	11,750	154,513

Multi-line Retail 0.6%
Conn’s, Inc. *	20,400	565,488

Specialty Retail 3.7%
America’s Car-Mart, Inc. *	20,950	375,843
Cabela’s, Inc. *	24,800	455,576
Guitar Center, Inc. *	8,000	441,680
Hibbett Sporting Goods, Inc. *	20,381	453,466
Hot Topic, Inc. *	24,400	374,784
Monro Muffler Brake, Inc.	17,850	468,920
Stage Stores, Inc.	30,078	808,196

		3,378,465

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc. *	12,300	698,640
Warnaco Group, Inc. *	23,917	524,021

		1,222,661

CONSUMER STAPLES 1.6%
Food & Staples Retailing 1.6%
Central European Distribution Corp. *	16,000	681,440
United Natural Foods, Inc. *	21,600	763,776

		1,445,216

ENERGY 8.7%
Energy Equipment & Services 6.2%
Core Laboratories NV *	17,493	564,324
Grey Wolf, Inc. *	81,532	687,315
Oceaneering International, Inc. *	6,462	345,136
Pioneer Drilling Co. *	21,800	425,536
Superior Energy Services, Inc. *	43,992	1,015,775
Tetra Technologies, Inc. *	11,500	359,030
TODCO	7,600	316,996
Unit Corp. *	19,132	1,057,617
Universal Compression Holdings, Inc. *	22,200	882,894

		5,654,623

[1]

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.5%
Bois D'Arc Energy, Inc. *	30,100	$518,021
Brigham Exploration Co. *	15,900	204,315
Comstock Resources, Inc. *	13,194	432,895
KFX Inc. *	10,500	179,760
PetroQuest Energy, Inc. *	4,900	51,156
Ultra Petroleum Corp. *	15,338	872,425

		2,258,572

FINANCIALS 5.5%
Commercial Banks 2.2%
Boston Private Financial Holdings, Inc.	18,050	479,047
East West Bancorp, Inc.	9,930	338,017
SVB Financial Group *	11,320	550,605
Texas Capital Bancshares, Inc. *	20,100	425,115
United Community Banks, Inc.	8,100	230,850

		2,023,634

Consumer Finance 0.9%
Asta Funding, Inc.	27,362	830,710

Insurance 1.9%
Argonaut Group, Inc. *	29,559	798,389
HCC Insurance Holdings, Inc.	31,004	884,544

		1,682,933

Thrifts & Mortgage Finance 0.5%
BankAtlantic Bancorp, Inc., Class A	27,490	467,055

HEALTH CARE 20.6%
Biotechnology 2.0%
Alkermes, Inc. *	6,000	100,800
Martek Biosciences Corp. *	12,300	432,099
Protein Design Labs, Inc. *	30,800	862,400
Serologicals Corp. *	18,786	423,812

		1,819,111

Health Care Equipment & Supplies 8.4%
Advanced Neuromodulation Systems, Inc. *	9,600	455,616
American Medical Systems Holdings, Inc. *	39,180	789,477
ArthroCare Corp. *	15,000	603,300
Cytyc Corp. *	23,500	630,975
Gen-Probe, Inc. *	10,100	499,445
Immucor, Inc. *	23,300	639,352
Kyphon, Inc. *	15,400	676,676
Meridian Bioscience, Inc.	18,200	376,740
ResMed, Inc. *	8,600	684,990
Respironics, Inc. *	24,318	1,025,733
Syneron Medical, Ltd. *	18,300	668,682
Wright Medical Group, Inc. *	23,142	571,145

		7,622,131

Health Care Providers & Services 7.0%
Amedisys, Inc. *	17,900	698,100
Centene Corp. *	26,600	665,798
Cross Country Healthcare, Inc. *	29,600	549,376
Pediatrix Medical Group, Inc. *	11,108	853,317
PSS World Medical, Inc. *	51,700	689,678
[2]

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Psychiatric Solutions, Inc. *	19,361	$1,049,947
Symbion, Inc. *	24,000	620,880
United Surgical Partners International, Inc. *	13,685	535,220
VCA Antech, Inc. *	24,645	628,940

		6,291,256

Pharmaceuticals 3.2%
Andrx Corp. *	11,400	175,902
Cardiome Pharma Corp. *	50,800	446,532
Connetics Corp. *	23,758	401,748
MGI Pharma, Inc. *	29,400	685,314
Noven Pharmaceuticals, Inc. *	30,500	427,000
Salix Pharmaceuticals, Ltd. *	37,100	788,375

		2,924,871

INDUSTRIALS 15.3%
Aerospace & Defense 2.4%
ARGON ST, Inc. *	21,818	640,140
Essex Corp. *	39,700	860,299
K&F Industries Holdings, Inc. *	38,200	639,086

		2,139,525

Air Freight & Logistics 1.0%
Forward Air Corp.	10,808	398,167
UTi Worldwide, Inc.	7,040	547,008

		945,175

Airlines 1.0%
AirTran Holdings, Inc. *	68,500	867,210

Commercial Services & Supplies 3.9%
Advisory Board Co. *	13,800	718,152
Corrections Corporation of America *	19,795	785,861
DiamondCluster International, Inc., Class A *	19,943	151,168
Kforce, Inc. *	54,100	557,230
Resources Connection, Inc. *	25,500	755,565
Stericycle, Inc. *	9,450	540,068

		3,508,044

Electrical Equipment 0.5%
Power-One, Inc. *	81,950	454,003

Machinery 4.0%
A.S.V., Inc. *	22,700	514,155
IDEX Corp.	16,700	710,585
Manitowoc Co.	16,200	814,050
Nordson Corp.	11,900	452,557
Oshkosh Truck Corp.	26,632	1,149,437

		3,640,784

Road & Rail 1.2%
Landstar System, Inc.	16,100	644,483
Old Dominion Freight Line, Inc. *	14,746	493,844

		1,138,327

Trading Companies & Distributors 1.3%
Hughes Supply, Inc.	14,394	469,244
Interline Brands, Inc. *	34,491	724,656

		1,193,900

[3]

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 28.1%
Communications Equipment 3.4%
Packeteer, Inc. *	12,900	$161,895
Powerwave Technologies, Inc. *	100,400	1,304,196
Sonus Networks, Inc. *	47,200	273,760
Tekelec *	63,746	1,335,479

		3,075,330

Computers & Peripherals 0.6%
Stratasys, Inc. *	17,123	508,553

Electronic Equipment & Instruments 1.2%
Applied Films Corp. *	6,200	130,200
Benchmark Electronics, Inc. *	12,048	362,886
FLIR Systems, Inc. *	19,000	562,020

		1,055,106

Internet Software & Services 4.6%
Blue Coat Systems, Inc. *	15,600	678,288
Equinix, Inc. *	22,278	927,879
Interwoven, Inc. *	70,768	578,174
NIC, Inc. *	99,111	649,177
ValueClick, Inc. *	57,900	989,511
WebSideStory, Inc. *	21,600	382,752

		4,205,781

IT Services 4.3%
CACI International, Inc., Class A *	8,600	521,160
Cognizant Technology Solutions Corp., Class A *	10,500	489,195
eFunds Corp. *	16,000	301,280
Euronet Worldwide, Inc. *	23,700	701,283
Global Payments, Inc.	15,150	1,177,458
MPS Group, Inc. *	58,750	693,250

		3,883,626

Semiconductors & Semiconductor Equipment 7.3%
Advanced Energy Industries, Inc. *	38,100	409,956
ATMI, Inc. *	33,761	1,046,591
August Technology Corp. *	58,536	624,579
Exar Corp. *	69,450	973,689
Genesis Microchip, Inc. *	18,737	411,277
LTX Corp. *	63,000	265,860
PDF Solutions, Inc. *	36,100	599,260
Power Integrations, Inc. *	24,100	524,175
Rudolph Technologies, Inc. *	31,000	417,570
Semtech Corp. *	7,700	126,819
SiRF Technology Holdings, Inc. *	9,700	292,261
Trident Microsystems, Inc. *	21,623	687,828
Zoran Corp. *	17,800	254,540

		6,634,405

Software 6.7%
Agile Software Corp. *	113,924	816,835
Blackboard, Inc. *	15,900	397,659
Bottomline Technologies, Inc. *	18,684	281,941
Concur Technologies, Inc. *	49,464	611,870
Jack Henry & Associates, Inc.	42,500	824,500
JAMDAT Mobile, Inc. *	17,312	363,552
Kronos, Inc. *	11,600	517,824
Micros Systems, Inc. *	17,100	748,125
[4]

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Moldflow Corp. *	48,400	$770,528
Open Solutions, Inc. *	16,500	360,030
RSA Security, Inc. *	14,400	183,024
Sonic Solutions *	9,900	212,850

		6,088,738

MATERIALS 1.8%
Chemicals 0.6%
Cytec Industries, Inc.	13,500	585,630

Construction Materials 0.4%
Headwaters, Inc. *	9,604	359,190

Metals & Mining 0.8%
AMCOL International Corp.	37,028	706,124

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Alamosa Holdings, Inc. *	34,100	583,451

Total Common Stocks (cost $74,612,377)		86,792,891

SHORT-TERM INVESTMENTS 4.7%
MUTUAL FUND SHARES 4.7%
Evergreen Institutional Money Market Fund ø (cost $4,291,766)	4,291,766	4,291,766

Total Investments (cost $78,904,143) 100.4%		91,084,657
Other Assets and Liabilities (0.4%)		(329,971)

Net Assets 100.0%		$90,754,686

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $79,101,065. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,373,364 and $2,389,772, respectively, with a net unrealized appreciation of $11,983,592.

[5]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 82.1%
CONSUMER DISCRETIONARY 23.3%
Auto Components 1.7%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	$90,000	$80,550
HLI Operating Co., Inc., 10.50%, 06/15/2010	90,000	78,300
Tenneco Automotive, Inc., 8.625%, 11/15/2014	420,000	425,250

		584,100

Diversified Consumer Services 1.1%
Carriage Services, Inc., 7.875%, 01/15/2015	125,000	130,000
Service Corporation International:
6.75%, 04/01/2016	60,000	60,600
7.70%, 04/15/2009	175,000	184,625

		375,225

Hotels, Restaurants & Leisure 6.1%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	200,000	214,750
Equinox Holdings, Inc., 9.00%, 12/15/2009	155,000	159,844
Herbst Gaming, Inc., 7.00%, 11/15/2014	125,000	125,469
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	113,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	150,000	144,562
La Quinta Corp., 8.875%, 03/15/2011	225,000	241,875
Las Vegas Sands Corp., 6.375%, 02/15/2015	200,000	194,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	250,000	270,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	95,500
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	271,250
Station Casinos, Inc.:
6.50%, 02/01/2014	75,000	75,375
6.875%, 03/01/2016	200,000	203,750

		2,109,875

Household Durables 1.8%
Amscan Holdings, Inc., 8.75%, 05/01/2014	125,000	110,000
Jarden Corp., 9.75%, 05/01/2012	275,000	294,250
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	69,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	150,000	158,625

		631,875

Leisure Equipment & Products 0.3%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	100,000	99,000

Media 8.3%
AMC Entertainment, Inc., 9.875%, 02/01/2012	175,000	169,313
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	200,000	195,000
CCO Holdings, LLC, 8.75%, 11/15/2013	175,000	173,687
Cinemark USA, Inc., 9.00%, 02/01/2013	250,000	259,375
CSC Holdings, Inc., 7.625%, 04/01/2011	290,000	286,375
Dex Media East, LLC, 9.875%, 11/15/2009	250,000	273,125
Dex Media West, LLC, 5.875%, 11/15/2011	75,000	74,625
Emmis Communications Corp.:
6.875%, 05/15/2012	200,000	200,250
FRN, 9.75%, 06/15/2012	100,000	101,250
Houghton Mifflin Co., 8.25%, 02/01/2011	300,000	311,250
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 †	30,000	18,150
Mediacom Communications Corp., 9.50%, 01/15/2013	375,000	374,062
PRIMEDIA, Inc., 8.875%, 05/15/2011	85,000	89,463
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	200,000	205,750
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 144A	150,000	144,750

		2,876,425

[1]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.8%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	$275,000	$292,188

Specialty Retail 2.4%
CSK Auto, Inc., 7.00%, 01/15/2014	250,000	235,000
FTD, Inc., 7.75%, 02/15/2014	243,000	244,822
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	50,000	55,250
United Auto Group, Inc., 9.625%, 03/15/2012	295,000	308,275

		843,347

Textiles, Apparel & Luxury Goods 0.8%
Levi Strauss & Co., 9.75%, 01/15/2015	200,000	205,000
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	81,375

		286,375

CONSUMER STAPLES 2.3%
Food & Staples Retailing 0.1%
Rite Aid Corp., 9.50%, 02/15/2011	30,000	31,950

Food Products 0.8%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	10,000	10,175
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	100,000	101,000
8.625%, 12/15/2012	100,000	108,000
Michael Foods, Inc., 8.00%, 11/15/2013	60,000	61,575

		280,750

Personal Products 1.4%
Elizabeth Arden, Inc., 7.75%, 01/15/2014	250,000	255,625
Playtex Products, Inc., 8.00%, 03/01/2011	200,000	210,500

		466,125

ENERGY 10.1%
Energy Equipment & Services 2.4%
Dresser, Inc., 9.375%, 04/15/2011	250,000	265,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	75,000	80,062
Hornbeck Offshore Services, Inc.:
6.125%, 12/01/2014 144A	140,000	139,650
Ser. B, 6.125%, 12/01/2014	35,000	34,913
Parker Drilling Co.:
9.625%, 10/01/2013	70,000	79,975
9.625%, 10/01/2013 144A	150,000	171,375
SESI, LLC, 8.875%, 05/15/2011	50,000	53,000

		823,975

Oil, Gas & Consumable Fuels 7.7%
Chesapeake Energy Corp.:
6.375%, 06/15/2015	100,000	101,000
6.875%, 01/15/2016	300,000	309,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 144A	165,000	162,112
El Paso Corp., 7.875%, 06/15/2012	450,000	468,000
El Paso Production Holding Co., 7.75%, 06/01/2013	200,000	210,000
Encore Acquisition Co., 6.25%, 04/15/2014	100,000	100,000
Exco Resources, Inc., 7.25%, 01/15/2011	125,000	130,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	108,000
Peabody Energy Corp., 5.875%, 04/15/2016	200,000	199,750
[2]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Plains Exploration & Production Co., 8.75%, 07/01/2012	$300,000	$325,500
Premcor Refining Group, Inc., 9.50%, 02/01/2013	100,000	113,250
Williams Cos.:
7.50%, 01/15/2031	125,000	133,438
8.125%, 03/15/2012	275,000	301,812

		2,661,862

FINANCIALS 5.5%
Consumer Finance 2.2%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	350,000	321,123
6.125%, 09/15/2006	150,000	150,511
Northern Telecom Capital Corp., 7.875%, 06/15/2026	150,000	147,750
Triad Financial Corp., 11.125%, 05/01/2013 144A	150,000	155,625

		775,009

Diversified Financial Services 1.4%
Borden US Finance Corp., 9.00%, 07/15/2014 144A	30,000	30,600
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	450,000	442,125

		472,725

Insurance 0.6%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	192,063

Real Estate 1.3%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	150,000	160,312
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	100,000	101,500
7.00%, 04/01/2014	25,000	25,375
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	175,000	174,125

		461,312

HEALTH CARE 4.5%
Health Care Equipment & Supplies 0.5%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	175,000	180,250

Health Care Providers & Services 4.0%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	300,000	297,000
HCA, Inc., 6.375%, 01/15/2015	150,000	149,153
IASIS Healthcare Corp., 8.75%, 06/15/2014	275,000	286,687
Select Medical Corp., 7.625%, 02/01/2015	150,000	144,375
Team Health, Inc., 9.00%, 04/01/2012	125,000	133,125
Tenet Healthcare Corp., 9.875%, 07/01/2014	355,000	372,750

		1,383,090

INDUSTRIALS 7.2%
Aerospace & Defense 0.7%
Aviall, Inc., 7.625%, 07/01/2011	135,000	139,725
Moog, Inc., 6.25%, 01/15/2015	90,000	90,900

		230,625

Commercial Services & Supplies 1.8%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	200,000	187,500
6.375%, 04/15/2011	25,000	24,063
American Color Graphics, Inc., 10.00%, 06/15/2010	100,000	74,750
NationsRent Companies, Inc., 9.50%, 10/15/2010	175,000	191,625
TriMas Corp., 9.875%, 06/15/2012	200,000	165,000

		642,938

[3]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 2.9%
Case New Holland, Inc., 9.25%, 08/01/2011	$365,000	$387,812
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 144A	100,000	101,000
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A	110,000	110,550
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	93,000	96,953
Terex Corp., 7.375%, 01/15/2014	295,000	299,425

		995,740

Marine 0.7%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 144A †	300,000	250,500

Trading Companies & Distributors 1.1%
United Rentals, Inc., 7.75%, 11/15/2013	400,000	388,000

INFORMATION TECHNOLOGY 2.7%
Communications Equipment 0.5%
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	175,000	187,688

IT Services 1.6%
Stratus Technologies, Inc., 10.375%, 12/01/2008	125,000	126,875
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	300,000	312,375
10.25%, 08/15/2015 144A	100,000	101,750

		541,000

Software 0.6%
UGS Corp., 10.00%, 06/01/2012	200,000	220,000

MATERIALS 13.4%
Chemicals 3.5%
Ethyl Corp., 8.875%, 05/01/2010	30,000	31,613
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	100,000	112,500
Huntsman International, LLC:
9.875%, 03/01/2009	175,000	185,719
11.50%, 07/15/2012	165,000	189,337
Lyondell Chemical Co.:
9.50%, 12/15/2008	100,000	105,250
10.50%, 06/01/2013	375,000	425,625
PQ Corp., 7.50%, 02/15/2013 144A	150,000	146,250

		1,196,294

Containers & Packaging 3.1%
Crown Holdings, Inc., 8.00%, 04/15/2023	125,000	123,594
Graham Packaging Co., 9.875%, 10/15/2014	150,000	144,750
Graphic Packaging International, Inc., 8.50%, 08/15/2011	225,000	221,625
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014	350,000	339,500
8.25%, 05/15/2013	250,000	261,250

		1,090,719

Metals & Mining 4.5%
Alaska Steel Corp., 7.75%, 06/15/2012	355,000	329,262
Century Aluminum Co., 7.50%, 08/15/2014	45,000	46,575
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	210,000	219,975
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	320,000	318,400
7.50%, 11/15/2006	100,000	102,000
10.125%, 02/01/2010	90,000	99,900
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	175,000	189,438
United States Steel Corp., 10.75%, 08/01/2008	231,000	261,030

		1,566,580

[4]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 2.3%
Boise Cascade, LLC:
6.47%, 10/15/2012	$75,000	$74,812
7.125%, 10/15/2014	70,000	66,675
Bowater, Inc., 6.50%, 06/15/2013	150,000	140,625
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	178,500
Georgia Pacific Corp., 8.125%, 05/15/2011	300,000	333,000

		793,612

TELECOMMUNICATION SERVICES 7.6%
Diversified Telecommunication Services 3.5%
Citizens Communications Co., 6.25%, 01/15/2013	350,000	337,750
Consolidated Communications, Inc., 9.75%, 04/01/2012	118,000	126,260
Hawaiian Telcom Communications, Inc., 9.75%, 05/01/2013 144A	100,000	102,500
Insight Midwest LP, 9.75%, 10/01/2009	300,000	307,500
Level 3 Communications Corp., 6.375%, 10/15/2015 144A	200,000	202,500
Qwest Communications International, Inc., 7.875%, 09/01/2011	150,000	157,125

		1,233,635

Wireless Telecommunication Services 4.1%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	65,000	69,712
Centennial Communications Corp., 8.125%, 02/01/2014	150,000	159,375
Dobson Communications Corp., 8.875%, 10/01/2013	175,000	175,875
Horizon PCS, Inc., 11.375%, 07/15/2012	125,000	144,375
Nextel Communications, Inc., Ser. D, 7.375%, 08/01/2015	325,000	348,224
Rural Cellular Corp.:
8.25%, 03/15/2012	20,000	21,100
9.75%, 01/15/2010	325,000	329,875
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	83,625
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	75,000	86,625

		1,418,786

UTILITIES 5.5%
Electric Utilities 1.9%
Reliant Energy, Inc.:
6.75%, 12/15/2014	150,000	148,125
9.25%, 07/15/2010	175,000	190,750
9.50%, 07/15/2013	300,000	333,000

		671,875

Gas Utilities 0.9%
SEMCO Energy, Inc., 7.75%, 05/15/2013	300,000	315,864

Independent Power Producers & Energy Traders 2.7%
AES Corp., 7.75%, 03/01/2014	290,000	308,850
NRG Energy, Inc., 8.00%, 12/15/2013	185,000	197,950
Tenaska, Inc., 7.00%, 06/30/2021 144A	100,000	101,751
Texas Genco, Inc., 6.875%, 12/15/2014 144A	300,000	306,750

		915,301

Total Corporate Bonds (cost $28,374,045)		28,486,678

YANKEE OBLIGATIONS-CORPORATE 10.0%
CONSUMER DISCRETIONARY 1.8%
Hotels, Restaurants & Leisure 0.9%
Intrawest Corp., 7.50%, 10/15/2013	300,000	308,625

Media 0.9%
IMAX Corp., 9.625%, 12/01/2010	300,000	322,500

[5]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
CONSUMER STAPLES 1.2%
Food & Staples Retailing 1.2%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	$400,000	$400,000

ENERGY 0.9%
Energy Equipment & Services 0.9%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	275,000	309,375

FINANCIALS 0.5%
Consumer Finance 0.2%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	100,000	60,250

Diversified Financial Services 0.3%
Ship Finance International, Ltd., 8.50%, 12/15/2013	125,000	122,344

INDUSTRIALS 0.6%
Marine 0.5%
CP Ships, Ltd., 10.375%, 07/15/2012	145,000	165,300

Transportation Infrastructure 0.1%
Sea Containers, Ltd., 10.50%, 05/15/2012	45,000	45,900

INFORMATION TECHNOLOGY 1.2%
Electronic Equipment & Instruments 1.2%
Celestica, Inc.:
7.625%, 07/01/2013	300,000	300,750
7.875%, 07/01/2011	115,000	117,875

		418,625

MATERIALS 1.9%
Containers & Packaging 0.8%
Crown European Holdings SA, 9.50%, 03/01/2011	250,000	275,000

Metals & Mining 1.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	18,000	20,115
Novelis, Inc., 7.25%, 02/15/2015 144A	400,000	380,000

		400,115

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 0.6%
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	187,000

Wireless Telecommunication Services 1.3%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	310,000	313,100
7.50%, 03/15/2015	75,000	81,187
9.625%, 05/01/2011	60,000	69,600

		463,887

Total Yankee Obligations-Corporate (cost $3,447,624)		3,478,921

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. *	3,423	35,702

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *	244	1,796

Total Common Stocks (cost $524,257)		37,498

[6]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.5%
UTILITIES 0.5%
Independent Power Producers & Energy Traders 0.5%
Calpine Corp., 7.75%, 06/01/2015 (cost $200,000)	$200,000	$170,000

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Hayes Lemmerz International, Inc., Ser. A, Expiring 06/03/2006 *	335	40

Media 0.0%
Metricom, Inc., Expiring 02/15/2010 +  *	50	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006, +  144A *	100	0

Total Warrants (cost $322,175)		40

SHORT-TERM INVESTMENTS 7.0%
MUTUAL FUND SHARES 7.0%
Evergreen Institutional Money Market Fund ø (cost $2,450,583)	2,450,583	2,450,583

Total Investments (cost $35,318,684) 99.7%		34,623,720
Other Assets and Liabilities 0.3%		89,499

Net Assets 100.0%		$34,713,219

†
Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $35,322,122. The gross unrealized appreciation and depreciation on securities based on tax cost was $591,354 and $1,289,756, respectively, with a net unrealized depreciation of $698,402.

[7]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 14.4%
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B	France	6,639	$390,131
Continental AG	Germany	8,293	680,941

			1,071,072

Automobiles 1.5%
Renault SA	France	7,354	696,669
TI Automotive, Ltd. *  +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	41,900	1,917,958

			2,614,627

Hotels, Restaurants & Leisure 1.7%
Hilton Group plc	United Kingdom	241,209	1,337,604
Sodexho Alliance SA	France	45,470	1,716,998

			3,054,602

Household Durables 1.8%
Koninklijke Philips Electronics NV	Netherlands	120,773	3,210,225

Leisure Equipment & Products 0.2%
Photo-Me International plc	United Kingdom	141,622	290,918

Media 3.0%
Arnoldo Mondadori Editore SpA	Italy	18,496	185,336
Axel Springer Verlag AG	Germany	1,196	150,254
Edipresse SA	Switzerland	169	80,958
Havas SA	France	100,686	510,809
Lagardere Groupe	France	3,455	245,270
Mediaset SpA	Italy	16,580	196,235
PagesJaunes SA	France	17,926	489,200
Television Broadcasts, Ltd.	Hong Kong	146,000	876,139
Toho Co., Ltd.	Japan	16,800	266,197
Vivendi Universal	France	75,923	2,479,020

			5,479,418

Multi-line Retail 1.2%
Isetan Co., Ltd.	Japan	71,200	1,133,183
NEXT plc	United Kingdom	29,019	712,255
Takashimaya Co., Ltd.	Japan	29,000	369,137

			2,214,575

Specialty Retail 3.1%
Aoyama Trading Co., Ltd.	Japan	19,700	554,930
Kingfisher plc	United Kingdom	341,232	1,299,622
United Arrows, Ltd.	Japan	10,400	467,817
Yamada Denki Co., Ltd.	Japan	42,400	3,221,056

			5,543,425

Textiles, Apparel & Luxury Goods 1.3%
Adidas-Salomon AG	Germany	5,206	904,877
Christian Dior SA	France	16,475	1,359,699

			2,264,576

CONSUMER STAPLES 8.7%
Beverages 1.6%
Diageo plc	United Kingdom	126,347	1,815,667
Kirin Brewery Co., Ltd.	Japan	62,000	682,218
Koninklijke Grolsch NV	Netherlands	6,125	168,550
Wolverhampton & Dudley Breweries plc	United Kingdom	15,767	328,887

			2,995,322

[2]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.8%
Carrefour SA	France	31,462	$1,447,889

Food Products 3.4%
Bunge, Ltd.	Bermuda	7,243	381,127
Chocoladefabriken Lindt & Sprungli AG	Switzerland	364	611,424
Cresud S.A.C.I.F.y	Argentina	13,180	180,962
Ezaki Glico Co., Ltd.	Japan	43,000	374,736
Koninklijke Wessanen NV	Netherlands	87,140	1,485,493
Nestle SA	Switzerland	7,917	2,318,364
Tata Tea, Ltd.	India	37,363	715,079

			6,067,185

Personal Products 0.2%
Shiseido Co., Ltd.	Japan	4,000	345,634

Tobacco 2.7%
British American Tobacco plc	United Kingdom	105,674	2,219,185
Japan Tobacco, Inc.	Japan	112	1,764,788
Swedish Match AB	Sweden	70,000	834,644

			4,818,617

ENERGY 12.1%
Oil, Gas & Consumable Fuels 12.1%
BP plc	United Kingdom	629,989	7,481,421
Eni SpA	Italy	101,934	3,028,090
Gaz de France	France	16,760	560,542
MOL Magyar Olaj-es Gazipari Rt	Hungary	5,250	580,400
Petro-Canada	Canada	16,700	699,812
Petroleo Brasileiro SA, ADR	Brazil	33,704	2,409,499
Royal Dutch Shell plc, Class A	United Kingdom	17,055	563,854
Total SA, Class B	France	23,015	6,283,549

			21,607,167

FINANCIALS 22.0%
Capital Markets 1.8%
Compagnie Nationale a Portefeuille	Belgium	650	176,603
Daishin Securities Co., Ltd.	South Korea	5,380	88,936
Deutsche Bank AG	Germany	22,569	2,111,449
UBS AG	Switzerland	10,918	927,935

			3,304,923

Commercial Banks 7.7%
Anglo Irish Bank Corp. plc	Ireland	111,027	1,512,291
BNP Paribas SA	France	21,906	1,665,714
Hana Bank	South Korea	2,590	95,558
HBOS plc	United Kingdom	42,326	636,978
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	32,925	536,080
HSBC Holdings plc - London Exchange	United Kingdom	81,842	1,323,302
Lloyds TSB Group plc	United Kingdom	120,464	991,945
Mitsubishi Tokyo Financial Group, Inc.	Japan	196	2,570,775
Mizuho Financial Group, Inc.	Japan	143	908,856
OTP Bank Rt	Hungary	18,205	715,408
Royal Bank of Scotland Group plc	United Kingdom	51,090	1,449,457
Sumitomo Trust & Banking Co., Ltd.	Japan	61,000	501,532
The Bank of Yokohama, Ltd.	Japan	78,000	593,926
The Chiba Bank, Ltd.	Japan	45,000	365,625

			13,867,447

[2]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 4.3%
Nissin Co., Ltd.	Japan	372,100	$494,605
Nissin Co., Ltd. #	Japan	372,100	484,778
Orix Corp.	Japan	17,500	3,158,011
Takefuji Corp.	Japan	45,120	3,515,070

			7,652,464

Diversified Financial Services 2.6%
Brascan Corp., Class A	Canada	7,463	347,956
Groupe Bruxelles Lambert SA	Belgium	12,729	1,243,354
Guoco Group, Ltd.	Bermuda	140,000	1,420,376
Pargesa Holdings SA	Switzerland	12,708	1,074,178
Sanyo Shinpan Servicer Co., Ltd.	Japan	5,920	480,479

			4,566,343

Insurance 3.7%
Allianz AG	Germany	2,778	375,183
Amlin plc	United Kingdom	185,828	682,354
Baloise-Holding AG	Switzerland	9,590	481,630
Catlin Group, Ltd.	Bermuda	65,263	575,374
CNP Assurances	France	14,832	994,972
Irish Life & Permanent plc - London Exchange	Ireland	55,471	1,006,978
Mitsui Sumitomo Insurance Co., Ltd.	Japan	127,000	1,468,997
Swiss Reinsurance Co.	Switzerland	15,354	1,008,376

			6,593,864

Real Estate 1.9%
British Land Co. plc	United Kingdom	32,849	544,746
Hysan Development Co., Ltd.	Hong Kong	139,000	348,526
IRSA-Inversiones y Representaciones SA, ADR *	Argentina	18,193	219,226
IVG Immobilien AG	Germany	61,681	1,268,015
Mitsubishi Estate Co., Ltd.	Japan	71,000	973,750

			3,354,263

HEALTH CARE 8.0%
Health Care Equipment & Supplies 1.0%
Smith & Nephew plc	United Kingdom	209,379	1,757,331

Pharmaceuticals 7.0%
Astellas Pharma, Inc.	Japan	31,700	1,191,541
Daiichi Sankyo Co., Ltd. *	Japan	11,590	237,207
Eisai Co., Ltd.	Japan	15,800	674,560
GlaxoSmithKline plc, ADR	United Kingdom	165,169	4,199,594
Novartis AG	Switzerland	29,828	1,513,006
Roche Holding AG	Switzerland	23,188	3,221,327
Sanofi-Aventis SA	France	17,620	1,456,316
Taisho Pharmaceutical Co., Ltd.	Japan	7,000	126,012

			12,619,563

INDUSTRIALS 9.1%
Aerospace & Defense 2.1%
BAE Systems plc	United Kingdom	609,482	3,691,486

Airlines 0.0%
Korean Air Co., Ltd.	South Korea	4,060	73,924

Building Products 0.7%
Compagnie de Saint-Gobain SA	France	21,526	1,238,548

[3]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.4%
Buhrmann NV	Netherlands	35,407	$427,791
United Services Group NV	Netherlands	5,955	203,319

			631,110

Construction & Engineering 0.4%
Fomento de Construcciones y Contratas SA	Spain	2,888	172,174
Okumura Corp.	Japan	93,000	568,970

			741,144

Electrical Equipment 0.6%
Alstom SA *	France	16,488	782,964
Schneider Electric SA	France	4,500	355,431

			1,138,395

Industrial Conglomerates 1.2%
Far Eastern Textile, Ltd.	Taiwan	842,400	508,961
Siemens AG	Germany	20,246	1,560,178

			2,069,139

Machinery 3.2%
Fanuc Ltd.	Japan	13,600	1,099,014
Heidelberger Druckmaschinen AG	Germany	10,849	371,847
KCI Konecranes International Oyj	Finland	1,900	87,941
Komatsu, Ltd.	Japan	107,000	1,456,180
Komori Corp.	Japan	15,000	266,725
Kubota Corp.	Japan	40,000	276,761
MAN AG	Germany	3,141	161,164
Nabtesco Corp.	Japan	21,000	183,565
NGK Insulators, Ltd.	Japan	53,000	673,231
THK Co., Ltd.	Japan	30,100	749,850
Volvo AB, Class B	Sweden	9,931	432,044

			5,758,322

Road & Rail 0.5%
Central Japan Railway Co.	Japan	106	824,859

Transportation Infrastructure 0.0%
Airports of Thailand PCL	Thailand	71,400	86,978

INFORMATION TECHNOLOGY 3.6%
Communications Equipment 0.1%
L.M. Ericsson Telephone Co., Ser. B	Sweden	68,000	248,060

Electronic Equipment & Instruments 0.4%
Onex Corp.	Canada	36,600	648,663

IT Services 0.2%
NEC Fielding, Ltd.	Japan	18,700	339,925

Office Electronics 2.0%
Canon, Inc.	Japan	38,000	2,050,528
Neopost	France	16,302	1,580,601

			3,631,129

Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp.	Japan	3,900	302,113
Samsung Electronics Co., Ltd.	South Korea	1,750	986,104

			1,288,217

Software 0.2%
Computer Associates International, Inc.	United States	12	334
Nintendo Co., Ltd.	Japan	3,100	361,303

			361,637

[4]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 6.1%
Chemicals 2.6%
BASF AG	Germany	22,001	$1,653,101
Imperial Chemical Industries plc	United Kingdom	133,932	706,695
Linde AG	Germany	2,215	163,234
Lonza Group AG	Switzerland	20,206	1,192,767
Sanyo Chemical Industries, Ltd.	Japan	44,000	348,591
Sumitomo Chemical Co., Ltd.	Japan	55,000	339,877
Tokuyama Corp.	Japan	19,000	185,986
Umicore SA	Belgium	1,776	193,761

			4,784,012

Construction Materials 1.3%
Cemex SA de CV, ADR	Mexico	30,864	1,614,187
Imerys	France	9,325	692,250

			2,306,437

Metals & Mining 1.8%
BHP Billiton, Ltd.	United Kingdom	180,391	2,913,560
JSC MMC Norilsk Nickel, ADR	Russia	4,327	359,141

			3,272,701

Paper & Forest Products 0.4%
UPM-Kymmene Oyj	Finland	33,500	670,557

TELECOMMUNICATION SERVICES 6.3%
Diversified Telecommunication Services 4.0%
Deutsche Telekom AG	Germany	93,592	1,703,498
eircom Group plc	Ireland	217,658	512,870
France Telecom SA	France	65,044	1,867,319
Nippon Telegraph & Telephone Corp.	Japan	52	255,423
Telefonica SA	Spain	116,181	1,902,344
Telenor ASA	Norway	106,800	953,295

			7,194,749

Wireless Telecommunication Services 2.3%
Bouygues SA	France	17,500	813,559
MTN Group, Ltd.	South Africa	21,407	177,139
Vodafone Group plc	United Kingdom	1,186,790	3,086,594

			4,077,292

UTILITIES 6.3%
Electric Utilities 3.2%
E.ON AG	Germany	31,587	2,902,346
Enel SpA	Italy	136,989	1,180,815
Korea Electric Power Corp.	South Korea	44,990	1,534,877

			5,618,038

Multi-Utilities 3.1%
RWE AG	Germany	37,246	2,464,983
SUEZ	France	72,470	2,095,319
United Utilities plc	United Kingdom	90,286	1,042,738

			5,603,040

Total Common Stocks (cost $144,112,232)			173,039,812

PREFERRED STOCKS 1.5%
HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.9%
Fresenius AG	Germany	12,477	1,730,984

[5]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
INFORMATION TECHNOLOGY 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	South Korea	2,369	$1,030,691

Total Preferred Stocks (cost $2,113,565)			2,761,675

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
eircom Group plc, Expiring 10/06/2005* (cost $0)	Ireland	90,690	64,326

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $831,582)	United States	831,582	831,582

Total Investments (cost $147,057,379) 98.6%			176,697,395
Other Assets and Liabilities 1.4%			2,444,331

Net Assets 100.0%			$179,141,726

#	Delayed delivery pending stock split.
*	Non-income producing security
&	143;Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of September 30, 2005:

United Kingdom	22.5%
Japan	22.2%
France	16.9%
Germany	10.4%
Switzerland	7.1%
Netherlands	3.1%
Italy	2.6%
South Korea	2.2%
Ireland	1.8%
Brazil	1.4%
Bermuda	1.4%
Spain	1.2%
Canada	1.0%
Mexico	0.9%
Belgium	0.9%
Sweden	0.9%
Hungary	0.7%
Hong Kong	0.7%
Norway	0.5%
Finland	0.4%
India	0.4%
Taiwan	0.3%
Argentina	0.2%
Russia	0.2%
South Africa	0.1%

100.0%

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $147,270,154. The gross unrealized appreciation and depreciation on securities based on tax cost was $30,471,944 and $1,044,703, respectively, with a net unrealized appreciation of $29,427,241.

[6]

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 15.8%
Hotels, Restaurants & Leisure 3.1%
Outback Steakhouse, Inc.	5,900	$215,940
Shuffle Master, Inc. *	38,500	1,017,555
Starwood Hotels & Resorts Worldwide, Inc., Class B	25,000	1,429,250
Station Casinos, Inc.	19,000	1,260,840

		3,923,585

Household Durables 1.0%
Fortune Brands, Inc.	16,000	1,301,280

Internet & Catalog Retail 1.9%
Amazon.com, Inc. *	28,000	1,268,400
eBay, Inc. *	28,600	1,178,320

		2,446,720

Media 2.5%
Lamar Advertising Co., Class A *	36,500	1,655,640
Omnicom Group, Inc.	17,000	1,421,710

		3,077,350

Specialty Retail 5.2%
Best Buy Co., Inc.	54,750	2,383,267
Chico’s FAS, Inc. *	79,500	2,925,600
Lowe’s Cos	19,500	1,255,800

		6,564,667

Textiles, Apparel & Luxury Goods 2.1%
Coach, Inc. *	58,000	1,818,880
Wolverine World Wide, Inc.	38,500	810,425

		2,629,305

CONSUMER STAPLES 2.9%
Food & Staples Retailing 1.2%
United Natural Foods, Inc. *	28,600	1,011,296
Walgreen Co.	10,000	434,500

		1,445,796

Household Products 1.7%
Procter & Gamble Co.	37,000	2,200,020

ENERGY 14.0%
Energy Equipment & Services 5.5%
Diamond Offshore Drilling, Inc.	37,000	2,266,250
Halliburton Co.	18,000	1,233,360
National Oilwell Varco, Inc. *	18,000	1,184,400
Weatherford International, Ltd. *	32,000	2,197,120

		6,881,130

Oil, Gas & Consumable Fuels 8.5%
Apache Corp.	26,450	1,989,569
Devon Energy Corp.	29,000	1,990,560
Foundation Coal Holdings, Inc.	35,000	1,345,750
Massey Energy Co.	25,100	1,281,857
Tesoro Corp.	15,000	1,008,600
XTO Energy, Inc.	68,733	3,114,980

		10,731,316

FINANCIALS 3.4%
Capital Markets 2.3%
Goldman Sachs Group, Inc.	12,000	1,458,960
Legg Mason, Inc.	13,000	1,425,970

		2,884,930

[1]

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.1%
Prudential Financial, Inc.	20,000	$1,351,200

HEALTH CARE 26.0%
Biotechnology 5.4%
Amgen, Inc. *	17,000	1,354,390
Biogen Idec, Inc. *	72,000	2,842,560
CV Therapeutics, Inc. *	23,000	615,250
Martek Biosciences Corp. *	28,500	1,001,205
Protein Design Labs, Inc. *	35,000	980,000

		6,793,405

Health Care Equipment & Supplies 9.0%
Alcon, Inc.	21,000	2,685,480
Baxter International, Inc.	38,000	1,515,060
Cooper Cos	19,500	1,493,895
Fisher Scientific International, Inc. *	16,000	992,800
Medtronic, Inc.	38,500	2,064,370
St. Jude Medical, Inc. *	54,500	2,550,600

		11,302,205

Health Care Providers & Services 8.5%
Aetna, Inc.	21,200	1,826,168
American Healthways, Inc. *	33,300	1,411,920
Caremark Rx, Inc. *	34,900	1,742,557
Coventry Health Care, Inc. *	18,000	1,548,360
DaVita, Inc. *	20,000	921,400
UnitedHealth Group, Inc.	34,000	1,910,800
WellPoint, Inc. *	17,000	1,288,940

		10,650,145

Pharmaceuticals 3.1%
Endo Pharmaceuticals Holdings, Inc. *	86,000	2,293,620
Johnson & Johnson	26,000	1,645,280

		3,938,900

INDUSTRIALS 6.4%
Aerospace & Defense 1.4%
Lockheed Martin Corp.	29,000	1,770,160

Commercial Services & Supplies 0.6%
Cintas Corp.	17,000	697,850

Electrical Equipment 1.1%
Cooper Industries, Inc., Class A	20,000	1,382,800

Industrial Conglomerates 2.4%
General Electric Co.	91,700	3,087,539

Machinery 0.9%
Pall Corp.	42,000	1,155,000

INFORMATION TECHNOLOGY 27.3%
Communications Equipment 7.1%
Corning, Inc. *	66,000	1,275,780
Motorola, Inc.	117,000	2,584,530
QUALCOMM, Inc.	69,000	3,087,750
Sonus Networks, Inc. *	344,700	1,999,260

		8,947,320

[2]

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.9%
Apple Computer, Inc. *	42,500	$2,278,425
Dell, Inc. *	39,000	1,333,800

		3,612,225

Internet Software & Services 2.1%
Google, Inc., Class A *	4,100	1,297,486
Yahoo!, Inc. *	39,500	1,336,680

		2,634,166

IT Services 1.2%
Cognizant Technology Solutions Corp., Class A *	34,000	1,584,060

Semiconductors & Semiconductor Equipment 6.2%
Altera Corp. *	87,000	1,662,570
Intel Corp.	76,000	1,873,400
Marvell Technology Group, Ltd. *	41,000	1,890,510
MEMC Electronic Materials, Inc. *	78,000	1,777,620
Microchip Technology, Inc.	20,000	602,400

		7,806,500

Software 7.8%
Autodesk, Inc.	47,300	2,196,612
Cadence Design Systems, Inc. *	105,000	1,696,800
Microsoft Corp.	160,862	4,138,979
Oracle Corp. *	145,000	1,796,550

		9,828,941

MATERIALS 1.6%
Construction Materials 1.6%
Martin Marietta Materials, Inc.	25,000	1,961,500

Total Common Stocks (cost $103,037,889)		122,590,015

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $3,476,895)	3,476,895	3,476,895

Total Investments (cost $106,514,784) 100.2%		126,066,910
Other Assets and Liabilities (0.2%)		(245,763)

Net Assets 100.0%		$125,821,147

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $106,717,551. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,045,901 and $1,696,542, respectively, with a net unrealized appreciation of $19,349,359.

[3]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 19.8%
Auto Components 0.5%
Cooper Tire & Rubber Co.	34,500	$526,815

Hotels, Restaurants & Leisure 6.1%
Jack In The Box, Inc. *	27,260	815,347
La Quinta Corp. *	137,005	1,190,573
Lone Star Steakhouse & Saloon, Inc.	29,814	775,164
Rare Hospitality International, Inc. *	29,800	765,860
Ryan’s Restaurant Group, Inc. *	68,370	797,878
Triarc Cos., Inc., Class B *	106,937	1,632,928

		5,977,750

Household Durables 3.5%
Cavco Industries, Inc. *	15,285	554,540
Dixie Group, Inc. *	12,800	204,032
Ethan Allen Interiors, Inc.	5,900	184,965
La-Z-Boy, Inc.	50,900	671,371
Skyline Corp.	5,800	235,712
Snap-On, Inc.	23,000	830,760
Tupperware Corp.	32,230	734,199

		3,415,579

Media 2.9%
Liberty Corp.	19,844	930,485
ProQuest Co. *	27,400	991,880
Valassis Communications, Inc. *	15,710	612,376
World Wrestling Entertainment, Inc.	21,310	277,030

		2,811,771

Specialty Retail 4.1%
Borders Group, Inc.	16,000	354,720
Deb Shops, Inc.	8,700	189,138
Foot Locker, Inc.	55,600	1,219,864
Group 1 Automotive, Inc. *	8,100	223,560
Movie Gallery, Inc.	30,600	317,934
Payless ShoeSource, Inc. *	15,360	267,264
Pier 1 Imports, Inc.	51,000	574,770
Zale Corp. *	31,480	855,627

		4,002,877

Textiles, Apparel & Luxury Goods 2.7%
Cutter & Buck, Inc.	11,150	137,145
Kellwood Co.	44,296	1,145,052
Russell Corp.	13,860	194,594
Stride Rite Corp.	56,410	723,176
Xerium Technologies, Inc.	35,000	401,800

		2,601,767

CONSUMER STAPLES 4.8%
Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	62,620	1,452,784
Topps Co.	43,980	361,076

		1,813,860

Food Products 2.4%
Corn Products International, Inc.	18,680	376,776
Del Monte Foods Co.	22,460	611,361
Delta & Pine Land Co.	37,600	993,016
Tootsie Roll Industries, Inc.	12,531	397,859

		2,379,012

[1]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.0%
Spectrum Brands, Inc. *	1,015	$23,903

Tobacco 0.5%
Universal Corp.	11,365	441,303

ENERGY 7.3%
Energy Equipment & Services 2.4%
Atwood Oceanics, Inc. *	14,710	1,238,729
Global Industries, Ltd. *	37,818	557,437
Tidewater, Inc.	11,440	556,785

		2,352,951

Oil, Gas & Consumable Fuels 4.9%
Cabot Oil & Gas Corp., Class A	11,017	556,469
Forest Oil Corp. *	18,822	980,626
Stone Energy Corp. *	29,100	1,776,264
Whiting Petroleum Corp. *	34,340	1,505,466

		4,818,825

FINANCIALS 16.6%
Capital Markets 2.3%
Investment Technology Group, Inc. *	45,433	1,344,817
Knight Capital Group, Inc. *	96,400	801,084
Westwood Holdings Group, Inc.	3,900	71,760

		2,217,661

Commercial Banks 2.9%
BancorpSouth, Inc.	29,400	671,790
First Citizens BancShares, Inc.	6,130	1,046,084
Hancock Holding Co.	13,300	454,062
Mid-State Bancshares, Inc.	23,050	634,106
Sterling Financial Corp.	3,200	72,160

		2,878,202

Insurance 6.3%
Assured Guaranty, Ltd.	60,300	1,442,979
CNA Surety Corp. *	1,360	19,339
Endurance Specialty Holdings, Ltd.	36,502	1,245,083
Harleysville Group, Inc.	15,600	374,400
Hilb, Rogal & Hobbs Co.	9,200	343,344
IPC Holdings, Ltd.	16,595	541,827
LandAmerica Financial Group, Inc.	10,470	676,885
Stewart Information Services Corp.	24,880	1,273,856
U.S.I. Holdings Corp. *	18,500	240,315

		6,158,028

Real Estate 2.9%
Brandywine Realty Trust REIT	8,200	254,938
Deerfield Triarc Capital Corp. REIT *	71,200	986,832
Forest City Enterprises, Inc.	20,810	792,861
Post Properties, Inc. REIT	21,880	815,030

		2,849,661

Thrifts & Mortgage Finance 2.2%
NetBank, Inc.	72,600	603,306
NewAlliance Bancshares, Inc.	102,112	1,494,920

		2,098,226

[2]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 4.3%
Health Care Equipment & Supplies 3.0%
Analogic Corp.	17,000	$856,970
Edwards Lifesciences Corp. *	6,850	304,208
Millipore Corp. *	6,900	433,941
VIASYS Healthcare, Inc. *	29,730	742,953
West Pharmaceutical Services, Inc.	21,700	643,839

		2,981,911

Health Care Providers & Services 0.7%
NDCHealth Corp.	7,800	147,576
Per-Se Technologies, Inc. *	25,620	529,309

		676,885

Pharmaceuticals 0.6%
Par Pharmaceutical Companies, Inc. *	20,700	551,034

INDUSTRIALS 16.8%
Aerospace & Defense 1.1%
GenCorp, Inc.	43,290	807,359
Ladish Co., Inc. *	15,800	275,552

		1,082,911

Airlines 0.2%
US Airways Group, Inc.	8,400	176,484

Building Products 0.3%
Apogee Enterprises, Inc.	16,900	288,990

Commercial Services & Supplies 4.9%
Adesa, Inc.	8,926	197,265
Banta Corp.	18,505	941,719
Deluxe Corp.	15,540	624,086
Heidrick & Struggles International, Inc. *	19,910	644,686
John H. Harland Co.	33,740	1,498,056
Tetra Tech, Inc. *	19,200	322,944
Viad Corp.	20,252	553,892

		4,782,648

Electrical Equipment 1.1%
A.O. Smith Corp.	8,405	239,543
Genlyte Group, Inc. *	16,600	798,128

		1,037,671

Machinery 6.4%
AGCO Corp. *	17,190	312,858
Ampco-Pittsburgh Corp.	11,540	178,870
Briggs & Stratton Corp.	28,680	992,041
Crane Co.	20,800	618,592
EnPro Industries, Inc. *	13,550	456,500
Gardner Denver, Inc. *	25,400	1,132,840
Joy Global, Inc.	11,675	589,120
Kadant, Inc. *	38,539	773,092
Mueller Industries, Inc.	42,400	1,177,448
Supreme Industries, Inc., Class A	7,640	71,740

		6,303,101

Marine 0.5%
Horizon Lines, Inc.	16,200	175,446
TBS International Ltd., Class A *	30,200	308,040

		483,486

[3]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 2.3%
Arkansas Best Corp.	43,184	$1,505,826
Dollar Thrifty Automotive Group, Inc. *	16,385	551,683
RailAmerica, Inc. *	20,039	238,464

		2,295,973

INFORMATION TECHNOLOGY 11.2%
Communications Equipment 2.3%
3Com Corp.	73,000	297,840
Belden CDT, Inc.	64,789	1,258,850
CommScope, Inc. *	32,868	569,931
Enterasys Networks, Inc. *	96,800	129,712

		2,256,333

Computers & Peripherals 2.3%
Adaptec, Inc. *	69,000	264,270
Brocade Communications Systems, Inc. *	78,000	318,240
Electronics for Imaging, Inc. *	8,400	192,696
Imation Corp.	23,435	1,004,659
Quantum Corp. *	142,980	441,808

		2,221,673

Electronic Equipment & Instruments 1.6%
AVX Corp.	28,300	360,542
Kemet Corp. *	11,400	95,532
Technitrol, Inc. *	71,790	1,099,823

		1,555,897

IT Services 2.6%
eFunds Corp. *	43,400	817,222
MoneyGram International, Inc.	77,941	1,692,099

		2,509,321

Semiconductors & Semiconductor Equipment 1.4%
Cabot Microelectronics Corp. *	6,800	199,784
Credence Systems Corp. *	26,030	207,719
Lattice Semiconductor Corp. *	55,940	239,423
Standard Microsystems Corp. *	25,740	769,884

		1,416,810

Software 1.0%
Borland Software Corp. *	57,100	332,322
SSA Global Technologies, Inc. *	29,300	515,680
Transaction Systems Architects, Inc., Class A *	6,316	175,900

		1,023,902

MATERIALS 11.2%
Chemicals 4.4%
A. Schulman, Inc.	39,700	712,615
American Pacific Corp.	12,500	73,950
Arch Chemicals, Inc.	33,390	776,317
CF Industries Holdings, Inc.	35,400	524,274
FMC Corp. *	12,500	715,250
H.B. Fuller Co.	39,300	1,221,444
Octel Corp.	14,900	248,383

		4,272,233

[4]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 0.9%
Eagle Materials, Inc.	7,262	$881,389

Containers & Packaging 2.7%
Owens-Illinois, Inc. *	27,360	564,163
Packaging Corporation of America	48,970	950,508
Rock-Tenn Co., Class A	44,449	671,180
Silgan Holdings, Inc. *	12,580	418,411

		2,604,262

Metals & Mining 0.9%
Bayou Steel Corp. *	3,298	118,728
Quanex Corp.	8,066	534,130
Roanoke Electric Steel Corp.	10,130	202,904

		855,762

Paper & Forest Products 2.3%
Deltic Timber Corp.	7,870	362,414
Glatfelter	20,514	289,042
Louisiana-Pacific Corp.	13,700	379,353
Neenah Paper, Inc.	34,285	1,004,550
Schweitzer-Mauduit International, Inc. *	11,111	247,998

		2,283,357

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.5%
Commonwealth Telephone Enterprises, Inc. *	39,567	1,491,676

Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc. *	3,245	114,224

UTILITIES 3.0%
Electric Utilities 2.3%
Allete, Inc.	29,539	1,353,182
El Paso Electric Co.	41,200	859,020

		2,212,202

Gas Utilities 0.7%
Atmos Energy Corp.	23,700	669,525

Total Common Stocks (cost $76,902,176)		94,397,851

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.3%
UTILITIES 0.3%
Independent Power Producers & Energy Traders 0.3%
Calpine Corp., 7.75%, 06/01/2015 (cost $327,000)	$327,000	277,950

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Money Market Fund ø (cost $2,608,870)	2,608,870	2,608,870

Total Investments (cost $79,838,046) 99.6%		97,284,671
Other Assets and Liabilities 0.4%		366,415

Net Assets 100.0%		$97,651,086

[5]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $79,870,584. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,012,584 and $2,598,497, respectively, with a net unrealized appreciation of $17,414,087.

[6]

EVERGREEN VA STRATEGIC INCOME SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.9%
FIXED-RATE 2.1%
FNMA:
4.44%, 04/01/2014 ##	$450,696	$438,045
6.18%, 06/01/2013 ##	321,235	344,968
7.50%, 07/01/2010	143,786	157,093
Ser. 2003-M1, Class B, 4.91%, 07/25/2020	590,000	593,245
GNMA, Ser. 2004-9, Class A, 3.36%, 08/16/2022	223,400	215,224

		1,748,575

FLOATING-RATE 0.8%
FNMA:
5.24%, 07/01/2035	598,836	610,824
7.85%, 11/01/2014	96,829	106,790

		717,614

Total Agency Commercial Mortgage-Backed Securities (cost $2,476,454)		2,466,189

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.4%
FLOATING-RATE 3.4%
FHLMC:
Ser. 1699, Class FB, 4.81%, 03/15/2024	301,299	307,632
Ser. 2005-S001, Class 2A2, 3.98%, 09/25/2035	249,106	249,067
Ser. 2372, Class F, 4.27%, 10/15/2031	123,690	124,712
Ser. 2710, Class FY, 4.17%, 10/15/2018	67,136	67,283
FNMA:
Ser. 1992-73, Class F, 3.19%, 05/25/2022	55,302	57,374
Ser. 2002-67, Class FA, 4.83%, 11/25/2032	481,829	494,164
Ser. 2002-77, Class F, 4.43%, 12/25/2032	589,161	597,724
Ser. 2002-77, Class FA, 4.79%, 10/18/2030	690,375	707,945
Ser. G92-23, Class F, 4.54%, 04/25/2022	58,298	59,396
Ser. G93-32, Class F, 4.49%, 09/25/2023	209,697	212,561

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,868,300)		2,877,858

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.7%
FIXED-RATE 13.2%
FHLMC:
5.50%, TBA #	3,675,000	3,694,692
6.00%, TBA #	1,305,000	1,327,837
FNMA:
4.50%, TBA #	1,050,000	1,028,344
5.50%, TBA #	2,935,000	2,945,859
6.00%, TBA #	1,100,000	1,118,563
6.07%, 09/01/2013	271,128	289,928
6.50%, 04/01/2017	125,419	141,003
6.50%, TBA #	545,000	561,009
GNMA, 8.00%, 01/15/2030	3,386	3,627

		11,110,862

FLOATING-RATE 0.5%
FNMA:
4.07%, 07/01/2044	163,873	166,423
4.99%, 05/01/2035	231,133	234,875

		401,298

Total Agency Mortgage-Backed Pass Through Securities (cost $11,568,355)		11,512,160

ASSET-BACKED SECURITIES 1.2%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 5.22%, 09/15/2039 144A	685,000	690,994
Ocean Star plc, Ser. 2004-A, Class C, FRN, 5.03%, 11/12/2018 144A	160,000	160,848
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.20%, 01/25/2035 144A	125,000	126,627

Total Asset-Backed Securities (cost $970,000)		978,469

[1]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.9%
FIXED-RATE 0.6%
First Union National Bank Comml. Mtge., Ser. 2000-C1, Class F, 8.51%, 05/17/2032	$415,000	$484,046

FLOATING-RATE 0.3%
GS Mtge. Secs. Corp. II, Ser. 2005-FL7A, Class A1, 3.84%, 11/06/2019 144A	240,349	240,378

Total Commercial Mortgage-Backed Securities (cost $726,673)		724,424

CORPORATE BONDS 32.6%
CONSUMER DISCRETIONARY 9.2%
Auto Components 0.5%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	85,000	76,075
HLI Operating Co., Inc., 10.50%, 06/15/2010	85,000	73,950
Tenneco Automotive, Inc., 8.625%, 11/15/2014	310,000	313,875

		463,900

Diversified Consumer Services 0.4%
Carriage Services, Inc., 7.875%, 01/15/2015	75,000	78,000
Service Corporation International, 6.75%, 04/01/2016	250,000	252,500

		330,500

Hotels, Restaurants & Leisure 2.5%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	200,000	214,750
Herbst Gaming, Inc., 7.00%, 11/15/2014	150,000	150,562
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	150,000	144,563
La Quinta Corp., 8.875%, 03/15/2011	350,000	376,250
Las Vegas Sands Corp., 6.375%, 02/15/2015	200,000	194,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	300,000	324,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	95,500
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	271,250
Station Casinos, Inc.:
6.50%, 02/01/2014	75,000	75,375
6.875%, 03/01/2016	225,000	229,219

		2,075,469

Household Durables 0.6%
Amscan Holdings, Inc., 8.75%, 05/01/2014	175,000	154,000
Jarden Corp., 9.75%, 05/01/2012	260,000	278,200
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	69,000

		501,200

Leisure Equipment & Products 0.2%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	140,000	138,600

Media 2.9%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	275,000	277,750
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	350,000	341,250
CCO Holdings, LLC, 8.75%, 11/15/2013	150,000	148,875
Cinemark USA, Inc., 9.00%, 02/01/2013	125,000	129,687
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	148,125
Dex Media East, LLC, 9.875%, 11/15/2009	150,000	163,875
Dex Media West, LLC, 5.875%, 11/15/2011	150,000	149,250
Emmis Communications Corp.:
6.875%, 05/15/2012	200,000	200,250
FRN, 9.31%, 06/15/2012	75,000	75,938
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 †	40,000	24,200
Mediacom Communications Corp., 9.50%, 01/15/2013	425,000	423,937
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	200,000	205,750
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 144A	120,000	115,800

		2,404,687

[2]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	$300,000	$318,750

Specialty Retail 1.2%
CSK Auto, Inc., 7.00%, 01/15/2014	275,000	258,500
FTD, Inc., 7.75%, 02/15/2014	343,000	345,573
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	100,000	110,500
United Auto Group, Inc., 9.625%, 03/15/2012	275,000	287,375

		1,001,948

Textiles, Apparel & Luxury Goods 0.5%
Levi Strauss & Co., 9.75%, 01/15/2015	200,000	205,000
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	100,000	107,750
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	73,150
Warnaco Group, Inc., 8.875%, 06/15/2013	65,000	70,525

		456,425

CONSUMER STAPLES 0.8%
Food & Staples Retailing 0.1%
Rite Aid Corp., 9.50%, 02/15/2011	50,000	53,250

Food Products 0.4%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	15,000	15,263
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	35,000	35,350
8.625%, 12/15/2012	200,000	216,000
Michael Foods, Inc., 8.00%, 11/15/2013	90,000	92,362

		358,975

Personal Products 0.3%
Playtex Products, Inc., 8.00%, 03/01/2011	250,000	263,125

ENERGY 4.1%
Energy Equipment & Services 0.8%
Dresser, Inc., 9.375%, 04/15/2011	135,000	143,100
GulfMark Offshore, Inc., 7.75%, 07/15/2014	100,000	106,750
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	140,000	139,650
Parker Drilling Co.:
9.625%, 10/01/2013	75,000	85,688
9.625%, 10/01/2013 144A	200,000	228,500

		703,688

Oil, Gas & Consumable Fuels 3.3%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	385,000	396,550
7.75%, 01/15/2015	75,000	80,250
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 144A	150,000	147,375
El Paso Corp., 7.875%, 06/15/2012	400,000	416,000
El Paso Production Holding Co., 7.75%, 06/01/2013	350,000	367,500
Encore Acquisition Co., 6.25%, 04/15/2014	90,000	90,000
Exco Resources, Inc., 7.25%, 01/15/2011	45,000	46,800
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	108,000
Peabody Energy Corp.:
5.875%, 04/15/2016	150,000	149,812
6.875%, 03/15/2013	60,000	63,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	350,000	379,750
Williams Cos.:
7.50%, 01/15/2031	150,000	160,125
8.125%, 03/15/2012	350,000	384,125

		2,789,287

[3]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 2.4%
Consumer Finance 0.8%
General Motors Corp.:
5.625%, 05/15/2009	$325,000	$298,186
6.125%, 09/15/2006	125,000	125,425
FRN, 4.51%, 01/16/2007	100,000	98,317
Northern Telecom Capital Corp., 7.875%, 06/15/2026	150,000	147,750

		669,678

Diversified Financial Services 0.5%
Borden US Finance Corp., 9.00%, 07/15/2014 144A	45,000	45,900
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	400,000	393,000

		438,900

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	300,000	329,250

Real Estate 0.7%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	125,000	133,594
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	150,000	152,250
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	300,000	298,500

		584,344

HEALTH CARE 1.3%
Health Care Equipment & Supplies 0.3%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	200,000	206,000

Health Care Providers & Services 1.0%
HCA, Inc., 6.375%, 01/15/2015	150,000	149,153
IASIS Healthcare Corp., 8.75%, 06/15/2014	240,000	250,200
Select Medical Corp., 7.625%, 02/01/2015	175,000	168,437
Tenet Healthcare Corp., 9.875%, 07/01/2014	280,000	294,000

		861,790

INDUSTRIALS 3.0%
Aerospace & Defense 0.3%
Aviall, Inc., 7.625%, 07/01/2011	135,000	139,725
Moog, Inc., 6.25%, 01/15/2015	105,000	106,050

		245,775

Commercial Services & Supplies 0.9%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	175,000	164,062
6.375%, 04/15/2011	25,000	24,063
American Color Graphics, Inc., 10.00%, 06/15/2010	125,000	93,438
NationsRent Companies, Inc., 9.50%, 10/15/2010	300,000	328,500
TriMas Corp., 9.875%, 06/15/2012	150,000	123,750

		733,813

Machinery 1.0%
Case New Holland, Inc., 9.25%, 08/01/2011	385,000	409,062
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A	60,000	60,300
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	119,000	124,058
Terex Corp., 7.375%, 01/15/2014	275,000	279,125

		872,545

Marine 0.4%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 144A †	350,000	292,250

Trading Companies & Distributors 0.4%
United Rentals, Inc., 7.75%, 11/15/2013	375,000	363,750

[4]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.3%
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	$200,000	$214,500

IT Services 0.5%
Stratus Technologies, Inc., 10.375%, 12/01/2008	125,000	126,875
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	225,000	234,281
10.25%, 08/15/2015 144A	100,000	101,750

		462,906

MATERIALS 6.2%
Chemicals 2.1%
Ethyl Corp., 8.875%, 05/01/2010	35,000	36,881
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	125,000	140,625
Huntsman International, LLC:
9.875%, 03/01/2009	350,000	371,437
11.50%, 07/15/2012	149,000	170,978
Lyondell Chemical Co.:
9.50%, 12/15/2008	300,000	315,750
10.50%, 06/01/2013	350,000	397,250
PQ Corp., 7.50%, 02/15/2013 144A	350,000	341,250

		1,774,171

Containers & Packaging 1.3%
Graham Packaging Co., 9.875%, 10/15/2014	135,000	130,275
Graphic Packaging International, Inc., 8.50%, 08/15/2011	250,000	246,250
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014	325,000	315,250
8.25%, 05/15/2013	350,000	365,750

		1,057,525

Metals & Mining 2.0%
Alaska Steel Corp., 7.75%, 06/15/2012	375,000	347,812
Century Aluminum Co., 7.50%, 08/15/2014	45,000	46,575
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	349,000	365,577
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	300,000	298,500
10.125%, 02/01/2010	220,000	244,200
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	225,000	243,563
United States Steel Corp., 10.75%, 08/01/2008	125,000	141,250

		1,687,477

Paper & Forest Products 0.8%
Boise Cascade, LLC:
6.47%, 10/15/2012	75,000	74,813
7.125%, 10/15/2014	70,000	66,675
Bowater, Inc., 6.50%, 06/15/2013	150,000	140,625
Georgia Pacific Corp., 8.125%, 05/15/2011	345,000	382,950

		665,063

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 1.1%
Citizens Communications Co., 6.25%, 01/15/2013	350,000	337,750
Consolidated Communications, Inc., 9.75%, 04/01/2012	101,000	108,070
Level 3 Communications Corp., 6.375%, 10/15/2015 144A	175,000	177,187
Qwest Communications International, Inc., 7.875%, 09/01/2011	300,000	314,250

		937,257

[5]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.7%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	$75,000	$80,438
Centennial Communications Corp., 8.125%, 02/01/2014	125,000	132,812
Dobson Communications Corp., 8.875%, 10/01/2013	150,000	150,750
Horizon PCS, Inc., 11.375%, 07/15/2012	120,000	138,600
Nextel Communications, Inc., Ser. D, 7.375%, 08/01/2015	350,000	375,010
Rural Cellular Corp.:
8.25%, 03/15/2012	75,000	79,125
9.75%, 01/15/2010	305,000	309,575
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	83,625
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	75,000	86,625

		1,436,560

UTILITIES 2.0%
Electric Utilities 0.7%
Reliant Energy, Inc.:
6.75%, 12/15/2014	175,000	172,813
9.25%, 07/15/2010	350,000	381,500

		554,313

Gas Utilities 0.3%
SEMCO Energy, Inc., 7.75%, 05/15/2013	275,000	289,542

Independent Power Producers & Energy Traders 1.0%
AES Corp., 7.75%, 03/01/2014	275,000	292,875
NRG Energy, Inc., 8.00%, 12/15/2013	178,000	190,460
Texas Genco, Inc., 6.875%, 12/15/2014 144A	350,000	357,875

		841,210

Total Corporate Bonds (cost $27,313,793)		27,378,423

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 17.6%
CONSUMER DISCRETIONARY 0.8%
Automobiles 0.3%
Gie Psa Tresorerie, 5.875%, 09/27/2011 EUR	80,000	110,285
Renault SA, 6.125%, 06/26/2009 EUR	85,000	113,555

		223,840

Hotels, Restaurants & Leisure 0.1%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	90,000	118,215

Internet & Catalog Retail 0.3%
Great University Stores, 5.625%, 12/12/2013 GBP	150,000	272,171

Specialty Retail 0.1%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	76,000	99,334

CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.5%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008 EUR	90,000	115,204
Tesco plc, 4.75%, 04/13/2010 EUR	190,000	246,040

		361,244

Food Products 0.2%
Cadbury Schweppes plc, MTN, 4.875%, 12/20/2010 GBP	100,000	175,708

Tobacco 0.2%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	150,000	190,591

[6]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 EUR	100,000	$136,227
Transco plc, 7.00%, 12/15/2008 AUD	170,000	133,458

		269,685

FINANCIALS 14.4%
Capital Markets 0.9%
Deutsche Bank AG:
6.00%, 03/05/2008 AUD	180,000	137,752
FRN, 2.86%, 08/09/2007 CAD	260,000	223,929
Goldman Sachs Group, Inc., MTN, 5.25%, 12/15/2015 GBP	200,000	356,917

		718,598

Commercial Banks 7.4%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	50,000	88,965
6.00%, 03/01/2010 AUD	500,000	382,582
Banco Santander-Chile, 4.00%, 09/10/2010 EUR	600,000	759,514
Bank Nederlandse Gemeenten NV, 3.25%, 10/29/2009 EUR	170,000	208,778
BOS International Australia, 3.50%, 01/22/2007 CAD	250,000	215,165
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	160,000	207,769
DnB NOR ASA, MTN, 3.07%, 12/08/2008 CAD	250,000	215,796
Eurofima:
5.50%, 09/15/2009 AUD	20,000	15,149
MTN, 6.50%, 08/22/2011 AUD	340,000	269,136
European Investment Bank:
3.625%, 10/15/2013 EUR	160,000	200,150
4.00%, 04/15/2009 SEK	1,000,000	134,703
4.25%, 12/07/2010 GBP	130,000	227,652
FRN, 2.82%, 08/16/2013 GBP	55,000	111,632
MTN:
5.75%, 09/15/2009 AUD	325,000	249,264
6.50%, 09/10/2014 NZD	544,000	378,153
8.00%, 10/21/2013 ZAR	2,900,000	459,036
Kreditanstalt Fuer Wiederaufbau, MTN, 4.75%, 12/07/2010 GBP	198,000	354,116
Nationwide Building Society, MTN, FRN, 3.04%, 11/18/2009 CAD	500,000	431,739
Rabobank Australia, Ltd., MTN, 6.25%, 11/22/2011 NZD	730,000	498,994
Rabobank Nederland:
4.25%, 01/05/2009 CAD	200,000	174,767
FRN, 3.02%, 06/18/2007 CAD	250,000	215,338
Royal Bank of Canada, FRN, 4.74%, 04/08/2010 GBP	166,000	292,861
Unicredito Italiano SpA, 6.10%, 02/28/2012 EUR	80,000	111,401

		6,202,660

Consumer Finance 1.5%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009 EUR	90,000	116,524
General Electric Capital Corp.:
6.50%, 09/28/2015 NZD	450,000	305,165
FRN, 2.15%, 03/31/2008 EUR	100,000	120,268
MTN, 5.25%, 12/10/2013 GBP	100,000	181,632
HSBC Finance Corp., 5.125%, 06/24/2009 EUR	160,000	208,088
National Grid Group Finance, 6.125%, 08/23/2011 EUR	100,000	139,257
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	250,000	221,872

		1,292,806

[7]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 1.4%
British American Tobacco International Finance plc, MTN, 5.75%, 12/09/2013 GBP	300,000	$543,445
Cedulas TDA, 3.25%, 06/19/2010 EUR	400,000	490,998
Network Rail Finance plc, FRN, 2.13%, 02/27/2007 EUR	100,000	120,316

		1,154,759

Insurance 0.3%
AIG SunAmerica, Inc.:
5.50%, 03/07/2011 EUR	90,000	121,403
MTN, 3.50%, 03/11/2009 EUR	100,000	122,745

		244,148

Thrifts & Mortgage Finance 2.9%
Canada Housing Trust, Ser. 5, 3.70%, 09/15/2008 CAD	870,000	753,128
Totalkredit, FRN, 2.51%, 01/01/2015 DKK	10,332,680	1,686,299

		2,439,427

INDUSTRIALS 0.1%
Electrical Equipment 0.1%
Electricidade De Portugal, 5.875%, 03/28/2011 EUR	80,000	109,501

INFORMATION TECHNOLOGY 0.1%
Electronic Equipment & Instruments 0.1%
Siemens Financieringsmaatsch, 5.75%, 07/04/2011 EUR	80,000	109,867

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
France Telecom, FRN, 2.37%, 01/23/2007 EUR	235,000	283,108
Telecom Italia SpA, 5.00%, 02/09/2009 EUR	100,000	128,509

		411,617

UTILITIES 0.5%
Electric Utilities 0.1%
International Endesa BV, 4.375%, 06/18/2009 EUR	80,000	101,562

Water Utilities 0.4%
Vivendi Environment, 5.875%, 02/01/2012 EUR	200,000	276,963

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $14,739,104)
		14,772,696

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 9.8%
Australia:
5.39%, 08/20/2015 AUD #	989,000	1,142,591
10.00%, 10/15/2007 AUD	151,000	125,624
France, 1.63%, 07/25/2015 EUR	400,000	508,490
Hungary, 6.25%, 06/12/2007 HUF	147,000,000	709,345
Mexico:
8.00%, 12/19/2013 MXN	5,300,000	476,852
9.00%, 12/20/2012 MXN	1,000,000	95,302
10.50%, 07/14/2011 MXN	1,500,000	157,040
Norway, 6.00%, 05/16/2011 NOK	6,195,000	1,076,249
South Africa:
7.00%, 04/10/2008 EUR	90,000	119,186
13.00%, 08/31/2010 ZAR	1,300,000	246,184
Spain, 4.00%, 01/31/2010 EUR	250,000	317,099
Sweden:
3.83%, 12/01/2015 SEK	5,590,000	952,846
5.25%, 03/15/2011 SEK	8,050,000	1,165,817
5.50%, 10/08/2012 SEK	760,000	113,947
[8]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
United Kingdom:
5.00%, 03/07/2012 GBP	85,000	$156,282
6.39%, 08/23/2011 GBP	120,000	568,119
FRN, 5.34%, 08/16/2013 GBP	60,000	240,874

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $8,231,072)		8,171,847

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	$1,760,000	1,972,302
U.S. Treasury Notes:
3.25%, 01/15/2009 ##	860,000	835,443
4.00%, 02/15/2015 ##	1,355,000	1,319,433

Total U.S. Treasury Obligations (cost $4,149,662)		4,127,178

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.4%
FIXED-RATE 0.6%
Credit Suisse First Boston, Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	114,623	115,843
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	389,107	394,579

		510,422

FLOATING-RATE 1.8%
Countrywide Home Loans:
Ser. 2004-HYB8, Class 1-M1, 5.24%, 01/20/2035	862,979	872,249
Ser. 2004-R1, Class 1-AF, 4.23%, 10/25/2034 144A	73,583	73,698
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.98%, 02/25/2035	259,679	258,057
William Street Funding Corp., Ser. 2004-3, Class A, 4.28%, 09/23/2009 144A	250,000	250,282

		1,454,286

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,989,357)		1,964,708

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.4%
FLOATING-RATE 0.4%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.63%, 01/25/2035	152,871	151,520
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	900,498	213,939

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $370,573)		365,459

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 5.37%, 02/19/2035 (cost $195,847)	194,762	195,858

YANKEE OBLIGATIONS-CORPORATE 5.2%
CONSUMER DISCRETIONARY 0.4%
Hotels, Restaurants & Leisure 0.2%
Intrawest Corp., 7.50%, 10/15/2013	150,000	154,313

Media 0.2%
IMAX Corp., 9.625%, 12/01/2010	200,000	215,000

CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	400,000	400,000

ENERGY 0.3%
Energy Equipment & Services 0.3%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	250,000	281,250

FINANCIALS 0.3%
Consumer Finance 0.1%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	125,000	75,313

Diversified Financial Services 0.2%
Preferred Term Securities, Ltd., FRN, 5.46%, 06/24/2034 144A	100,000	101,654
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	112,556

		214,210

[9]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
INDUSTRIALS 0.4%
Marine 0.2%
CP Ships, Ltd., 10.375%, 07/15/2012	$185,000	$210,900

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	135,000	137,700

INFORMATION TECHNOLOGY 0.7%
Electronic Equipment & Instruments 0.7%
Celestica, Inc.:
7.625%, 07/01/2013	350,000	350,875
7.875%, 07/01/2011	200,000	205,000

		555,875

MATERIALS 1.4%
Containers & Packaging 1.0%
Crown European Holdings SA:
9.50%, 03/01/2011	350,000	385,000
10.875%, 03/01/2013	350,000	407,750

		792,750

Metals & Mining 0.4%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	23,000	25,702
Novelis, Inc., 7.25%, 02/15/2015 144A	330,000	313,500

		339,202

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	60,000	60,600
7.50%, 03/15/2015	225,000	243,562
9.625%, 05/01/2011	85,000	98,600

		402,762

UTILITIES 0.7%
Electric Utilities 0.4%
Enersis SA, 7.375%, 01/15/2014	300,000	317,581

Gas Utilities 0.3%
Gazprom, 9.625%, 03/01/2013 144A	190,000	236,313

Total Yankee Obligations-Corporate (cost $4,240,238)		4,333,169

YANKEE OBLIGATIONS-GOVERNMENT 5.1%
Brazil:
9.25%, 10/22/2010	170,000	191,505
10.50%, 07/14/2014	250,000	303,250
Ser. L, 8.00%, 04/15/2014	527,746	528,669
Colombia:
9.75%, 04/09/2011	201,974	231,765
10.00%, 01/23/2012	190,000	229,900
10.50%, 07/09/2010	190,000	229,900
Egypt, 8.75%, 07/11/2011	150,000	179,437
Korea, 4.25%, 06/01/2013	150,000	143,941
Mexico, 8.375%, 01/14/2011	370,000	426,425
Panama, 9.625%, 02/08/2011	120,000	144,000
Peru:
9.125%, 01/15/2008	275,000	298,375
9.125%, 02/21/2012	250,000	301,250
Russia:
11.00%, 07/24/2018	150,000	229,717
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	200,000	229,750
[10]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-GOVERNMENT continued
Turkey, 9.00%, 06/30/2011	$200,000	$231,250
Ukraine, 7.65%, 06/11/2013	150,000	165,465
Venezuela, 10.75%, 09/19/2013	190,000	237,500

Total Yankee Obligations-Government (cost $4,174,865)		4,302,099

	Shares	Value

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
IMAX Corp. * (cost $18,865)	2,967	30,946

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.2%
UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
Calpine Corp., 7.75%, 06/01/2015 (cost $175,000)	$175,000	148,750

	Shares	Value

WARRANTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc:
Expiring 03/16/2011 + 144A *	100	1
Expiring 05/31/2009  + *	500	0

Total Warrants (cost $12,563)		1

	Principal Amount	Value

SHORT-TERM INVESTMENTS 12.8%
COMMERCIAL PAPER 5.8%
Bavaria Corp., 3.72%, 10/12/2005	$1,075,000	1,074,000
Chesham Finance, LLC, 3.64%, 10/03/2005	460,000	460,000
Fairway Finance Corp., 3.55%, 10/13/2005	1,075,000	1,073,895
Giro Multi-Funding Corp., 3.63%, 10/03/2005	105,000	105,000
Park Granada, LLC, 3.69%, 10/12/2005	1,075,000	1,074,009
Three Crowns Funding Corp., 3.76%, 10/13/2005	1,075,000	1,073,892

		4,860,796

	Shares	Value

MUTUAL FUND SHARES 7.0%
Evergreen Institutional Money Market Fund ø ##	5,866,890	5,866,890

Total Short-Term Investments (cost $10,727,686)		10,727,686

Total Investments (cost $94,948,407) 113.3%		95,077,920
Other Assets and Liabilities (13.3%)		(11,180,962)

Net Assets 100.0%		$83,896,958

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EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2005 (unaudited)
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
ZAR	South African Rand

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $94,949,376. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,089,718 and $961,174, respectively, with a net unrealized appreciation of $128,544.

At September 30, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at September 30, 2005	In Exchange for U.S. Dollars	Unrealized Gain (Loss)
10/5/05	522,097 AUD	$ 398,263	$ 396,533	$ 1,730
10/11/05	1,350,000 AUD	1,029,496	1,040,715	(11,219)
10/4/05	1,350,000 AUD	415,103	410,253	4,850
10/5/05	890,000 NZD	616,858	626,435	(9,577)
10/5/05	1,900,292 SEK	245,014	244,254	760

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at September 30, 2005	In Exchange for U.S. Dollars	Unrealized Loss
10/11/05	2,700,000 AUD	$ 2,058,992	$ 1,997,190	$ 61,802
10/5/05	1,792,000 NZD	1,242,034	1,216,392	25,642

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at September 30, 2005	In Exchange for Japanese Yen	U.S. Value at September 30, 2005	Unrealized Loss
10/11/05	6,322,111 EUR	$7,604,432	842,200,000 JPY	$7,422,395	$182,037
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Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: November 28, 2005

By: /s/ Jeremy DePalma —————————————— Jeremy DePalma Principal Financial Officer Date: November 28, 2005